EATON VANCE MUNICIPALS TRUST

FOR THE FUNDS:

                        * EV Traditional California Municipals Fund

                        * EV Traditional Florida Tax Free Fund

                        * EV Traditional New York Tax Free Fund


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                                   [LOGO]


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                          ANNUAL SHAREHOLDER REPORT

                             SEPTEMBER 30, 1995

                               Table of Contents

ITEM                                                                                           PAGE
Year-end results, listed by state...........................................................     2
President's letter to shareholders..........................................................     3
Management Reports:
           EV Traditional California Municipals Fund .......................................     4
           EV Traditional Florida Tax Free Fund.............................................     5
           EV Traditional New York Tax Free Fund  ..........................................     6

                        INFORMATION ABOUT YOUR MUTUAL FUND INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                                        FINANCIAL DATA:                                                 TAX DATA:
------------------------------------------------------------------------------------------------------------------------------------
RESULTS FOR THE YEAR        Dividends paid    Fund's NAV      Fund's                 If your combined   The after-tax     Federal
ENDED SEPTEMBER 30, 1995.   by Fund during    per share    distribution               Federal & state  yield you would   income tax
                                period        at 9/30/95  rate at 9/30/95             tax rate is...      need is...    information*
------------------------------------------------------------------------------------------------------------------------------------
EV Traditional CALIFORNIA
Municipals Fund                 $0.605          $10.18        5.94%       [STATE MAP]     43.04%            9.98%          98.74%
------------------------------------------------------------------------------------------------------------------------------------
EV Traditional FLORIDA
Tax Free Fund                   $0.595          $10.45        5.69%       [STATE MAP]     38.25%            9.16%          98.16%
------------------------------------------------------------------------------------------------------------------------------------
EV Traditional NEW YORK
Tax Free Fund                   $0.600          $10.15        5.91%       [STATE MAP]     40.86%            9.94%          98.67%
------------------------------------------------------------------------------------------------------------------------------------

*Percentages represent the amounts of the total dividends paid by the Funds from net investment income during the year ended
 September 30, 1995, that have been designated as exempt-interest dividends. Tax legislation eliminated the exception to market discount rules applicable to tax-exempt obligations. As a result, certain tax-exempt obligations acquired by the Portfolio subsequent to April 30, 1993, at market discounts may generate a small amount of ordinary taxable income.

To Shareholders:

The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, as Gross Domestic Product should grow only modestly during 1995 at between 2% and 3%, with inflation of less than 3%. These characteristics bode well for all capital markets and particularly fixed-income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first half of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period the municipal market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would probably be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated.

--------------------------------------------------------------------------------
DESPITE TAX POLICY UNCERTAINTIES, TAX-EXEMPT BONDS YIELD MORE THAN 89% OF TREASURY YIELDS

BAR CHART DEPICTING:

        5.90% 30-YR. AA GENERAL OBLIGATION (GO) BONDS*

        9.21% TAXABLE EQUIPMENT YIELD OF INVESTMENT FOR COUPLE IN 36% TAX
              BRACKET

        6.50% 30-YR. TREASURY BONDS

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

* GO yield is a compilation of a representative variety of general obligation bonds and is not necessarily represented by the Fund's yield.
Statistics as of September 30, 1995.
Past Performance is no guaranteee of future results.
Source: Bloomberg, L.P.
--------------------------------------------------------------------------------

However, for many reasons, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.+

[PICTURE OF THOMAS J. FETTER]                           Sincerely,

                                                        /S/ Thomas J. Fetter

                                                        Thomas J. Fetter
                                                        President
                                                        November 3, 1995

+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

--------------------------------------------------------------------------------
Included on the pages that follow are performance charts that compare your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in your Fund and the unmanaged Lehman Brothers Municipal Bond
Index. The solid line on the chart represents the Fund's performance. The
Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions. The dotted line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. Whereas the Fund's portfolio comprises bonds principally from your individual state, the Index is composed of bonds from all 50 states and many jurisdictions. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index.
--------------------------------------------------------------------------------

EV Traditional California Municipals Fund

YOUR INVESTMENT AT WORK
Sacramento Cogeneration Authority       [GRAPHIC]
Cogeneration Project Bonds

These bonds are being used to build a gas-fired cogeneration plant that will produce electricity for the Sacramento Municipal Utility District. The plant also will produce steam for a nearby Procter & Gamble manufacturing facility. It is located on a 10-acre parcel next to the Procter & Gamble property.
The project is part of the Municipal Utility District's plan to reduce its purchases of electrical power from local electric utilities. It is scheduled to begin operation in 1996 and will be the second of up to four cogeneration plants to be constructed in the Sacramento area.

-------------------------------------------------------------------------------
[STATE MAP]     PORTFOLIO OVERVIEW
                Based on market value as of Sept. 30, 1995
                Number of issues............................    110
                Average quality.............................    A+
                Investment grade............................    88.3
                Effective maturity..........................    14.67 yrs.

    Largest sectors:
        Lease revenues/Certificates of
        participation.......................................    22.6%
        Escrowed to maturity................................    16.2
        Tax allocation......................................     9.0
        Insured utilities...................................     8.8*
        Housing.............................................     8.6

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE STATE OF THE STATE: California
California's economy is improving slowly. Gains in the northern part of the state -- in San Francisco and the Silicon Valley, for example -- have been partially offset by continued poor economic conditions in Orange and Los Angeles Counties.

The Los Angeles County economy continues to lag, and the Orange County government has been in bankruptcy since December 1994, when losses in the derivatives market drained nearly $1.7 billion from its investment pool. Both counties are finding it necessary to cut back on government services; those cutbacks have the effect of further dampening local economic activity.

While California's long-term economic outlook is positive, its current problems are not likely to end soon, in part because of the magnitude of its outstanding financial issues. The state, home to much import and export business with Pacific Rim countries, has also been hurt by the depressed Japanese economy. It could expect to recover more quickly if the Japanese economy were to improve.

-------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV TRADITONAL MUNICIPALS FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From May 31, 1994, through September 30, 1995
        ---------------------------------------------------------------------
        AVERAGE ANNUAL RETURN                  1 Year           Life of Fund*
        ---------------------------------------------------------------------
        With 4.75% sales charge                 5.9%                4.7%
        ---------------------------------------------------------------------
        Without sales charge                    9.9%                7.7%
        ---------------------------------------------------------------------

Line Chart depicting the following:
                                   EV TRADITIONAL
             EV TRADITIONAL          CALIFORNIA              LEHMAN BROTHERS
               CALIFORNIA          MUNICIPALS FUND              MUNICIPAL
DATE         MUNICIPALS FUND    W/ MAX. SALES CHARGE:          BOND INDEX
 5/94+          10,000                   9,624                  10,000
 6/94           10,008                   9,631                   9,942
 7/94           10,181                   9,798                  10,121
 8/94           10,223                   9,838                  10,156
 9/94           10,080                   9,700                  10,007
10/94            9,907                   9,534                   9,830
11/94            9,670                   9,306                   9,652
12/94            9,848                   9,477                   9,864
 1/95           10,213                   9,829                  10,146
 2/95           10,544                  10,147                  10,441
 3/95           10,683                  10,280                  10,561
 4/95           10,672                  10,270                  10,574
 5/95           11,034                  10,619                  10,911
 6/95           10,820                  10,413                  10,816
 7/95           10,886                  10,476                  10,918
 8/95           10,985                  10,571                  11,057
 9/95           11,082                  10,665                  11,126

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 5/27/94. + Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.
-------------------------------------------------------------------------------

FROM THE PORTFOLIO MANAGER:                     [PICTURE OF ROBERT B. MACINTOSH]

"California is such a large state that we have been able to choose credits for the Portfolio very selectively. In general, we have avoided Los Angeles County debt, though we do hold two relatively secure specialized bonds from the area for yield purposes.

"Similarly, our holdings in Orange County are disproportionately low because of the county's continuing financial problems. Over time, we have been able to assess the full effect of those problems and can say with assurance that the Portfolio's five credits located in the county have not been affected by the county's financial problems."

                                - Robert B. MacIntosh

EV Traditional Florida Tax Free Fund

YOUR INVESTMENT AT WORK                         [GRAPHIC]
Martin County Industrial
Development Authority
Indiantown Cogeneration Project

The proceeds of this $125 million bond issue were used to refund bonds issued in 1992 used to build a portion of this cogeneration project.

The power plant will burn coal and will supply electricity to Florida Power & Light Company and steam to Caulkins Indiantown Citrus Company. Construction began in 1992 and is expected to be completed next year.

The 1992 bond proceeds financed the costs of acquiring, building and equipping facilities for treatment of solid wastes associated with operating the coal-fired cogeneration plant.

-------------------------------------------------------------------------------
[STATE MAP]     PORTFOLIO OVERVIEW
                Based on market value as of Sept. 30, 1995
                Number of issues...................................    138
                Average quality....................................     AA-
Investment grade...................................................   92.4%

Effective maturity.................................................  16.83 yrs.

Largest sectors:
    Utilities......................................................   12.5%
    Housing........................................................   10.6
    Insured utilities..............................................    8.5*
    Insured special tax revenue....................................    7.9*
    General obligations............................................    7.5

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE STATE OF THE STATE: Florida
The Florida economy is relatively strong, helped by solid gains in the business services sector, which is growing at a double-digit rate. Meanwhile, the construction sector has been hampered by slower income and household growth. State agencies project that Florida's population will grow at an annual rate of nearly 2%, not as strong as the state had estimated earlier.

Tourism continues to be a cornerstone of the Florida economy. Tourism levels in 1995 have slightly exceeded the state's expectations.

It is estimated that Florida's unemployment rate through 1995 will be 6.1%, a significant drop from 8.2% at the peak of the recession in 1992.

The 1995 legislative session ended with approval of budget appropriations which, adjusted for inflation, represent the smallest increase in state spending in more than 10 years. Despite the need for substantial expenditures to accommodate continuing growth, Florida's level of debt is considered moderate and its economy stable.
-------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV TRADITONAL
FLORIDA TAX-FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From April 30, 1994, through September 30, 1995
        ---------------------------------------------------------------------
        AVERAGE ANNUAL RETURN                  1 Year           Life of Fund*
        ---------------------------------------------------------------------
        With 4.75% sales charge                  6.4%               6.4%
        ---------------------------------------------------------------------
        Without sales charge                    10.6%               9.2%
        ---------------------------------------------------------------------

Line Chart depicting the following:
                                   EV TRADITIONAL
              EV TRADITIONAL           FLORIDA              LEHMAN BROTHERS
                 FLORIDA            TAX FREE FUND              MUNICIPAL
DATE          TAX FREE FUND     W/ MAX. SALES CHARGE:         BOND INDEX
 4/94+          10,000                   9,626                  10,000
 5/94           10,061                   9,685                  10,087
 6/94           10,001                   9,627                  10,028
 7/94           10,179                   9,798                  10,209
 8/94           10,189                   9,808                  10,244
 9/94           10,009                   9,635                  10,094
10/94            9,760                   9,395                   9,915
11/94            9,518                   9,162                   9,735
12/94            9,831                   9,464                   9,949
 1/95           10,177                   9,797                  10,234
 2/95           10,550                  10,155                  10,532
 3/95           10,632                  10,235                  10,653
 4/95           10,641                  10,244                  10,665
 5/95           11,942                  10,533                  11,005
 6/95           10,764                  10,362                  10,909
 7/95           10,827                  10,423                  11,012
 8/95           10,933                  10,524                  11,152
 9/95           11,069                  10,655                  11,223

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 4/5/94. + Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.
-------------------------------------------------------------------------------

FROM THE PORTFOLIO MANAGER:
"The Florida health care market has been somewhat in disarray because of health care reform. As a result, we have exercised caution when looking at health care or hospital bonds. Through our proprietary research, we have been able to buy high-quality hospital bonds at very attractive prices.

"We have employed a two-pronged approach to the Portfolio, with an emphasis on quality and also bonds that allow us to add to yield.

"We are still very constructive on the Florida economy, and we continue to look for discount coupon bonds that add attractive characteristics to the Portfolio."

                              - Thomas J. Fetter
                                                                               5

EV Traditional New York Tax Free Fund

YOUR INVESTMENT AT WORK                         [GRAPHIC]
New York State Power Authority

Historically, three of the top issuer names in New York have been "Ports" (Port Authorities of New York and New Jersey), "Powers" (New York State Power Authority) and "Tribes" (Triborough Bridge and Tunnel Authority). Bonds of these three issuers are among the highest rated in the market.

Of the three, we see the most value in Power Authority bonds, especially as a place to weather any coming storm in BBB-rated New York State-appropriated bonds. The Triborough Bridge and Tunnel Authority will likely be under credit pressure as it begins borrowing plans for the MTA subway system.Port Authority bonds typically do not offer the attractive coupon structure available on some Power Authority bonds.

-------------------------------------------------------------------------------
[STATE MAP]     PORTFOLIO OVERVIEW

                Based on market value as of Sept. 30, 1995

                Number of issues...............................        179

                Average quality................................          A+

Investment grade...............................................       98.0%

Effective maturity (years).....................................      14.47

Largest sectors:
    Health care................................................       19.1%
    Education..................................................       12.7
    Special tax revenue........................................       12.5
    Lease/Certificates of
    participation..............................................        8.7
    Escrowed...................................................        7.6
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE STATE OF THE STATE: New York
New York is at a crossroads, with its first new governor in 12 years. Governor George Pataki's first real chance to make his mark comes with next year's budget. The impact of his proposed income tax cuts will be felt much more deeply in the budget for fiscal year 1996-97; it will garner much attention because tax cuts must be accompanied by spending cuts. It has the potential to be Pataki's first big step toward streamlining state government and fulfilling his election promises.

Given the potential for next year's budget process to be especially contentious and given that this year's budget was passed late, as often occurs, the Governor plans an earlier unveiling of the fiscal 1996-97 budget. The goal of matching spending commitments to ongoing revenue resources is positive for the state's long-term credit standing but may produce near-term turmoil.

Of more immediate interest to New York tax-exempt investors is the November voter referendum on state debt reform. New Yorkers will vote on whether to end the state's entrenched process of "backdoor borrowing." If debt reform passes, the state will revamp its borrowing process. Consequently, it currently plans to issue an unusually heavy calendar of state-supported appropriation debt between now and year-end.
-------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV TRADITONAL
NEW YORK TAX-FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From April 30, 1994, through September 30, 1995
        ---------------------------------------------------------------------
        AVERAGE ANNUAL RETURN                  1 Year           Life of Fund*
        ---------------------------------------------------------------------
        With 4.75% sales charge                  6.2%               4.6%
        ---------------------------------------------------------------------
        Without sales charge                    10.3%               7.4%
        ---------------------------------------------------------------------

Line Chart depicting the following:
                                   EV TRADITIONAL
              EV TRADITIONAL          NEW YORK              LEHMAN BROTHERS
                 NEW YORK           TAX FREE FUND              MUNICIPAL
DATE          TAX FREE FUND     W/ MAX. SALES CHARGE:         BOND INDEX
 4/94+          10,000                   9,624                  10,000
 5/94           10,148                   9,766                  10,087
 6/94           10,056                   9,677                  10,028
 7/94           10,240                   9,854                  10,209
 8/94           10,302                   9,914                  10,244
 9/94           10,086                   9,706                  10,094
10/94            9,870                   9,499                   9,915
11/94            9,527                   9,169                   9,735
12/94            9,852                   9,481                   9,949
 1/95           10,198                   9,815                  10,234
 2/95           10,552                  10,155                  10,532
 3/95           10,670                  10,268                  10,653
 4/95           10,683                  10,281                  10,665
 5/95           11,994                  10,580                  11,005
 6/95           10,832                  10,425                  10,909
 7/95           10,909                  10,498                  11,012
 8/95           11,062                  10,646                  11,152
 9/95           11,127                  10,708                  11,223

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 4/5/94. + Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.
-------------------------------------------------------------------------------

FROM THE PORTFOLIO MANAGER:                          [PICTURE OF NICOLE ANDERES]

"Anticipating that state-appropriated debt will underperform in the face of a heavy new issuance calendar, we have been reducing the Portfolio's exposure to State appropriation debt and swapping into high-grade debt. Once this wave of debt has come to market, state-appropriated debt should be attractively priced and once again represent a buying opportunity.

"This past summer, during the second leg of the 1995 rally, discount coupon bonds returned to favor. This was an opportunity to sell deep discounts in the New York Portfolio and trade into more moderate discount coupon bonds that should perform comparably to deep discounts in an up market and much better in a down market."

                               - Nicole Anderes
6

                         EV Traditional Tax Free Funds
                              Financial Statements

                                        STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
                                            Year Ended September 30, 1995
-----------------------------------------------------------------------------------------------------------------
                                                                      TRADITIONAL       TRADITIONAL     TRADITIONAL
                                                                      CALIFORNIA          FLORIDA        NEW YORK
                                                                         FUND              FUND            FUND
                                                                      ----------        ----------      -----------
ASSETS:
    Investment in Portfolio -
      Identified cost                                                 $3,903,533        $3,316,910      $4,204,426
      Unrealized appreciation                                            162,553           116,433         145,278
                                                                      ----------        ----------      ----------
    Total investment in Portfolio, at value (Note 1A)                 $4,066,086        $3,433,343      $4,349,704
    Receivable for Fund shares sold                                           --           101,897          58,238
    Receivable from the Administrator (Note 4)                            35,928            18,478          20,316
    Deferred organization expenses (Note 1D)                               7,023             5,417          11,424
                                                                      ----------        ----------      ----------
            Total assets                                              $4,109,037        $3,559,135      $4,439,682
                                                                      ----------        ----------      ----------

LIABILITIES:
    Dividends payable                                                 $   15,025        $    9,161      $   10,743
    Payable to affiliate -
      Custodian fee                                                          584               584             584
    Accrued expenses                                                         976             1,709           1,218
                                                                      ----------        ----------      ----------
            Total liabilities                                         $   16,585        $   11,454      $   12,545
                                                                      ----------        ----------      ----------
NET ASSETS                                                            $4,092,452        $3,547,681      $4,427,137
                                                                      ==========        ==========      ==========

SOURCES OF NET ASSETS:
    Paid-in capital                                                   $3,982,257        $3,469,904      $4,311,501
    Accumulated net realized loss on investment and
      financial futures transactions (computed on the basis
      of identified cost)                                                (54,302)          (36,980)        (24,399)
    Accumulated undistributed (distributions in excess of)
      net investment income                                                1,944            (1,676)         (5,243)
    Unrealized appreciation of investments and
      financial futures contracts from Portfolio
      (computed on the basis of identified cost)                         162,553           116,433         145,278
                                                                      ----------        ----------      ----------

      Total                                                           $4,092,452        $3,547,681      $4,427,137
                                                                      ==========        ==========      ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                402,063           339,331         436,349
                                                                      ==========        ==========      ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets / shares of beneficial interest outstanding)              $10.18            $10.45          $10.15
                                                                      ==========        ==========      ==========
COMPUTATION OF OFFERING PRICE PER SHARE
    (100/96.25 of net asset value per share)                              $10.58            $10.86          $10.55
                                                                      ==========        ==========      ==========

On sales of $50,000 or more, the offering price is reduced.

                       See notes to financial statements
                                                                               7

                                              STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
                                            Year Ended September 30, 1995
-----------------------------------------------------------------------------------------------------------------
                                                                      TRADITIONAL      TRADITIONAL     TRADITIONAL
                                                                      CALIFORNIA         FLORIDA        NEW YORK
                                                                         FUND             FUND            FUND
                                                                      -----------      -----------    -----------
INVESTMENT INCOME (NOTE 1B):
    Interest income allocated from Portfolio                           $248,846         $132,655        $180,433
    Expenses allocated from Portfolio                                   (21,267)         (10,594)        (14,041)
                                                                       --------         --------        --------
      Net investment income from Portfolio                             $227,579         $122,061        $166,392
                                                                       --------         --------        --------

    Expenses -
      Service fees (Note 5)                                            $    145         $    265        $    275
      Custodian fee (Note 4)                                              3,417            3,366           3,210
      Transfer and dividend disbursing agent fees                         2,672            1,405           1,914
      Printing and postage                                               23,552           10,293          11,430
      Legal and accounting services                                       5,227            2,866           2,660
      Registration costs                                                     --              514             179
      Amortization of organization expenses (Note 1D)                     1,100            1,638           2,386
      Miscellaneous                                                       1,649              808             238
                                                                       --------         --------        --------
          Total expenses                                               $ 37,762         $ 21,155        $ 22,292
                                                                       --------         --------        --------
      Deduct allocation of expenses to the Administrator (Note 4)      $ 35,928         $ 18,478        $ 20,316
      Deduct reduction of custodian fee (Note 4)                             --              418           1,701
                                                                       --------         --------        --------
          Total                                                        $ 35,928         $ 18,896        $ 22,017
                                                                       --------         --------        --------
            Net expenses                                               $  1,834         $  2,259        $    275
                                                                       --------         --------        --------
                Net investment income                                  $225,745         $119,802        $166,117
                                                                       --------         --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from Portfolio -
      Investment transactions (identified cost basis)                  $(10,920)        $  4,072        $ 16,313
      Financial futures contracts                                       (40,870)         (40,062)        (40,444)
                                                                       --------         --------        --------
          Net realized loss on investments                             $(51,790)        $(35,990)       $(24,131)
    Change in unrealized appreciation of investments                    176,972          142,361         175,270
                                                                       --------         --------        --------
            Net realized and unrealized gain                           $125,182         $106,371        $151,139
                                                                       --------         --------        --------
                Net increase in net assets from operations             $350,927         $226,173        $317,256
                                                                       ========         ========        ========


                       See notes to financial statements
8

                                                STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
                                                   Year Ended September 30, 1995
-------------------------------------------------------------------------------------------------------------------------
                                                                         TRADITIONAL     TRADITIONAL      TRADITIONAL
                                                                          CALIFORNIA       FLORIDA          NEW YORK
                                                                             FUND            FUND             FUND
                                                                         -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
    From operations -
      Net investment income                                                $  225,745      $  119,802      $     166,117
      Net realized loss on investments                                        (51,790)        (35,990)           (24,131)
      Change in unrealized appreciation of investments                        176,972         142,361            175,270
                                                                           ----------      ----------      -------------
          Net increase in net assets from operations                       $  350,927      $  226,173      $     317,256
                                                                           ----------      ----------      -------------
    Distributions to shareholders (Note 2) -
      From net investment income                                           $ (223,651)     $ (119,802)     $    (166,117)
      In excess of net investment income                                          -            (1,539)            (4,961)
      In excess of net realized gain on investments                               -                -                  98
                                                                           ----------      ----------      -------------
          Total distributions to shareholders                              $ (223,651)     $ (121,341)     $    (172,056)
                                                                           ----------      ----------      -------------
    Transactions in shares of beneficial interest (Note 3) -
      Proceeds from sales of shares                                        $1,624,592      $2,378,925      $   3,317,793
      Net asset value of shares issued to shareholders in payment
          of distributions declared                                            51,798          47,959             79,744
      Cost of shares redeemed                                                (812,635)       (229,728)          (497,277)
                                                                           ----------      ----------      -------------
          Increase in net assets from Fund share transactions              $  863,755       2,197,156      $   2,900,260
                                                                           ----------      ----------      -------------
            Net increase in net assets                                     $  991,031      $2,301,988         $3,045,460

NET ASSETS:
    At beginning of year                                                    3,101,421       1,245,693          1,381,677
                                                                           ----------      ----------      -------------
    At end of year                                                         $4,092,452      $3,547,681      $   4,427,137
                                                                           ==========      ==========      =============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
    INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF YEAR                $    1,944      $   (1,676)     $      (5,243)
                                                                           ==========      ==========      =============

                      STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
                        Year Ended September 30, 1994*
-------------------------------------------------------------------------------------------------------------------------
                                                                                TRADITIONAL     TRADITIONAL     TRADITIONAL
                                                                                 CALIFORNIA       FLORIDA        NEW YORK
                                                                                    FUND           FUND            FUND
                                                                                 -----------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
    From operations -
      Net investment income                                                      $   17,972     $   15,078     $   12,891
      Net realized gain (loss) on investments                                        (2,512)          (990)           710
      Unrealized depreciation of investments                                        (14,419)       (25,928)       (29,992)
                                                                                 ----------     ----------     ----------
           Net increase (decrease) in net assets from operations                 $    1,041     $  (11,840)    $  (16,391)
                                                                                 ----------     ----------     ----------
    Distributions to shareholders (Note 2) -
      From net investment income                                                 $  (17,972)    $  (15,078)    $  (12,891)
      In excess of net investment income                                               (150)          (137)          (282)
                                                                                 -----------    -----------    ----------
       Total distributions to shareholders                                       $  (18,122)    $  (15,215)    $  (13,173)
                                                                                 -----------    ----------     ----------
    Transactions in shares of beneficial interest (Note 3) -
      Proceeds from sales of shares                                              $3,194,230     $1,320,013     $1,406,748
      Net asset value of shares issued to shareholders in payment
          of distributions declared                                                   5,353          6,147          4,520
      Cost of shares redeemed                                                       (81,081)       (53,412)           (27)
                                                                                 ----------     ----------     ----------
          Increase in net assets from Fund share transactions                    $3,118,502     $1,272,748     $1,411,241
                                                                                 ----------     ----------     ----------
            Net increase in net assets                                           $3,101,421     $1,245,693     $1,381,677

NET ASSETS:
    At beginning of year                                                            -                -                  -
                                                                                 ----------     ----------     ----------
    At end of year                                                               $3,101,421     $1,245,693     $1,381,677
                                                                                 ==========     ==========     ==========

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF YEAR                      $     (150)    $     (137)    $     (282)
                                                                                 ==========     ==========     ==========

* For the Traditional California, Traditional Florida and Traditional New York Funds, the Statements of Changes in Net Assets are for the period from the start of business, May 27, 1994, April 5, 1994, and April 15, 1994, respectively, to September 30, 1994.


                       See notes to financial statements
10

                                                       FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                TRADITIONAL CALIFORNIA FUND    TRADITIONAL FLORIDA FUND   TRADITIONAL NEW YORK FUND
                                                ---------------------------    ------------------------   -------------------------
                                                  YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
                                                ---------------------------    ------------------------   -------------------------
                                                     1995         1994**          1995         1994**        1995         1994**
                                                   -------       -------         -------      -------       -------      -------
NET ASSET VALUE, beginning of year                 $ 9.840       $10.000         $10.020      $10.000       $ 9.780      $10.000
                                                   -------       -------         -------      -------       -------      -------
INCOME (LOSS) FROM OPERATIONS:
    Net investment income                          $ 0.610       $ 0.209         $ 0.587      $ 0.288       $ 0.583      $ 0.271
    Net realized and unrealized
      gain (loss) on investments                     0.335        (0.158)          0.438        0.023++       0.390       (0.214)
                                                   -------       -------         -------      -------       -------      -------
      Total income from operations                 $ 0.945       $ 0.051         $ 1.025      $ 0.311       $ 0.973      $ 0.057
                                                   -------       -------         -------      -------       -------      -------

LESS DISTRIBUTIONS:
    From net investment income                     $(0.605)      $(0.209)        $(0.587)     $(0.288)      $(0.583)     $(0.271)
    In excess of net investment income                  --        (0.002)         (0.008)      (0.003)       (0.017)      (0.006)
    In excess of net realized capital
        gain on investments                             --            --              --           --        (0.003)          --
                                                   -------       -------         -------      -------       -------      -------

      Total distributions                          $(0.605)      $(0.211)        $(0.595)     $(0.291)      $(0.603)     $(0.277)
                                                   -------       -------         -------      -------       -------      -------

NET ASSET VALUE, end of year                       $10.180       $ 9.840         $10.450      $10.020       $10.150      $ 9.780
                                                   =======       =======         =======      =======       =======      =======

TOTAL RETURN (2)                                      9.94%         0.50%          10.59%        3.10%        10.32%        0.56%
RATIOS/SUPPLEMENTAL DATA*:

    Net assets, end of year (000 omitted)          $ 4,093       $ 3,101         $ 3,548      $ 1,246       $ 4,427      $ 1,382
    Ratio of net expenses to average daily
        net assets (1)                                0.63%         0.54%+          0.66%        0.50%+        0.59%        0.44%+
    Ratio of net investment income to average
        daily net assets                              6.08%         5.60%+          5.68%        5.30%+        5.77%        5.36%+

*  For the year ended September 30, 1995 and for the period from the start of business May 27, 1994, April 5, 1994, and April 15,
   1994 (for the Traditional California Fund, Traditional Florida Fund and Traditional New York Fund, respectively), to
   September 30, 1994, the operating expenses of the Funds reflect an allocation of expenses to the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                    $ 0.513       $  0.158        $ 0.497      $ 0.081       $ 0.512      $ 0.156
                                                   =======       =======         =======      =======       =======      =======

  Ratios
   (As a percentage of average daily net assets):

      Expenses (1)                                    1.60%          1.92%+         1.53%        2.48%+        1.29%        2.71%+
      Net investment income                           5.11%          4.22%+         4.81%        3.32%+        5.07%        3.09%+

**    For the Traditional California, Traditional Florida and the Traditional New York Funds, the Financial Highlights are for the
      period from the start of business, May 27, 1994, April 5, 1994 and April 15, 1994, respectively, to September 30, 1994.
+     Annualized.
++    The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(1)   Includes each Fund's share of its corresponding Portfolio's allocated expenses.
(2)   Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

                       See notes to financial statements
                                                                              11

                         Notes to Financial Statements

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Trust presently consists of sixty-six Funds, three of which are included in these financial statements. They include EV Traditional California Municipals Fund ("Traditional California Fund"), which is registered under the 1940 Act as a diversified management inv estment company, EV Traditional Florida Tax Free Fund ("Traditional Florida Fund"), and EV Traditional New York Tax Free Fund ("Traditional New York Fund"), each of which is registered under the 1940 Act as a non-diversified management investment company. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Traditional California Fund invests its assets in the California Tax Free Portfolio, the Traditional Florida Fund invests its assets in the Florida Tax Free Portfolio, and the Traditional New York Fund invests its assets in the New York Tax Free Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Funds' proportionate interest in the net assets of that Portfolio (1.0%, 0.5% and 0.7% at September 30, 1995 for the Traditional California Fund, the Traditional Florida Fund, and the Traditional New York Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. INCOME - Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At September 30, 1995, the Funds, for Federal income tax purposes, had capital loss carryovers, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for Federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund                                 Amount  Expires
---------------------------------------------------------------
Traditional California Fund         $74,380  September 30, 2003
                                      1,420  September 30, 2002
Traditional Florida Fund              2,396  September 30, 2003
                                        636  September 30, 2002
Traditional New York Fund             3,063  September 30, 2003

Additionally, at September 30, 1995, net capital losses of $36,910, and $31,826 for the Traditional Florida Fund and Traditional New York Fund, respectively, attributable to securities transactions incurred after October 31, 1994 are treated as arising on the first day of each Fund's next taxable year.

Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for Federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. OTHER - Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

--------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
                                                      TRADITIONAL                   TRADITIONAL                TRADITIONAL
                                                    CALIFORNIA FUND                 FLORIDA FUND              NEW YORK FUND
                                                ------------------------      ------------------------   ------------------------
                                                YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
                                                ------------------------      ------------------------   ------------------------
                                                  1995            1994*           1995         1994*       1995          1994*
                                                -------         --------        -------       -------     -------       -------
Sales                                           165,155         322,759         232,635       128,981     336,733       140,815
Issued to shareholders selecting to receive
    payment of distributions in Fund shares       5,199             536           4,700           605       8,010           458
Redemptions                                     (83,462)         (8,124)        (22,345)       (5,245)    (49,664)           (3)
                                                -------         -------         -------       -------     -------       -------
        Net Increase                             86,892         315,171         214,990       124,341     295,079       141,270
                                                =======         =======         =======       =======     =======       =======

*  For period from the start of business, May 27, 1994, April 5, 1994 and
   April 15, 1994 for the Traditional California Fund, Traditional Florida Fund and Traditional New York Fund, respectively, to September 30, 1994.

--------------------------------------------------------------------------------
(4) TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds for the year ended September 30, 1995, $35,928, $18,478 and $20,316 of expenses related to the operation of the Traditional California Fund, Traditional Florida Fund and Traditional New York Fund, respectively, were allocated to EVM. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee.

With respect to Fund shares sold prior to March 27, 1995, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's Principal Underwriter, receives a contingent deferred sales charge (CDSC) on shareholder redemptions made within 18 months of purchase, where the initial investment in a Fund was $1 million or more. EVD did not receive any CDSC during the year ended September 30, 1995. No CDSC will be levied on shareholder redemptions of Fund shares acquired on or after March 27, 1995.

Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

(5) SERVICE PLAN

--------------------------------------------------------------------------------
Each Fund has adopted a service plan (the Plan) designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers, Inc. The Plans provide that each Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc., a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented each Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized


Firms in amounts not exceeding 0.20% (0.25% for the Traditional California
Fund) of each Fund's average daily net assets for any fiscal year which is attributable to shares of a Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. For the year ended September 30, 1995, the Traditional California, Traditional Florida and Traditional New York Funds paid or accrued service fees of $145, $265 and $275, respectively.

Certain of the officers and Trustees of the Funds are officers and directors of EVD.

--------------------------------------------------------------------------------
(6) INVESTMENT TRANSACTIONS
Increases and decreases in each Fund's investment in its corresponding
Portfolio for the year ended September 30, 1995 were as follows:
                                                       TRADITIONAL            TRADITIONAL            TRADITIONAL
                                                     CALIFORNIA FUND         FLORIDA FUND           NEW YORK FUND
                                                     ---------------         ------------           -------------
Increases                                              $3,279,453             $2,334,986             $3,345,664
Decreases                                               1,024,678                319,943                613,677

                          INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of EV Traditional California Municipals Fund, EV Traditional Florida Tax Free Fund and EV Traditional New York Tax Free Fund (the Funds) (certain of the series constituting Eaton Vance Municipals Trust) as of September 30, 1995, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended September 30, 1995 and for the period from the start of business to September 30, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at September 30, 1995, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


                                                           DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
OCTOBER 27, 1995

                                 California Tax Free Portfolio
                         Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------------------
                                 TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        COGENERATION -  3.4%
NR          BBB-        $  2,985        Central Valley Financing
                                        Authority, Carson Ice-Gen
                                        Project, 6.20%, 7/1/20                  $ 2,914,584
NR          BBB-          10,900        Sacramento Cogeneration
                                        Authority, Procter &
                                        Gamble Project,
                                        6.50%, 7/1/21                            10,987,636
                                                                                -----------
                                                                                $13,902,220
                                                                                -----------
                                        ESCROWED TO MATURITY - 16.2%
NR          NR          $    130        City of Commerce Joint
                                        Powers Financing Authority,
                                        8.00%, 3/1/22                           $   153,456
NR          BBB            2,000        City of Rancho Mirage
                                        Joint Powers Financing
                                        Authority, Civic Center,
                                        7.50%, 4/1/17                             2,320,380
Aaa         AAA            8,000        County of Sacramento,
                                        SFMRB (GNMA), (AMT),
                                        8.125%, 7/1/16 (2)9,771,840
Aaa         AAA            6,000        County of Sacramento,
                                        SFMRB (GNMA), (AMT),
                                        8.25%, 1/1/21 (2)                         7,790,400
Aaa         AAA           14,285        County of Sacramento,
                                        SFMRB (GNMA), (AMT),
                                        8.50%, 11/1/16 (2)                       18,319,941
Aaa         AAA            3,000        City and County of San
                                        Francisco Sewer System
                                        Secondary "RITES", (AMBAC),
                                        Variable, 10/1/21 (1)                     3,604,680
Baa1        A-             2,375        City of San Luis Obispo,
                                        Capital Improvement
                                        Board, 8.25%, 6/1/06                      2,489,523
NR          BBB            1,575        Fontana Public Financing
                                        Authority, North Fontana
                                        Redevelopment Project,
                                        7.75%, 12/1/20                            1,871,462
Aaa         AAA            6,400        Port of Oakland, (BIGI),
                                        0%, 11/1/05                               3,784,960
NR          NR             3,200        Oceanside California
                                        Community Development
                                        Commission, 8.40%, 6/1/18                 3,357,408
NR          NR             3,000        Poway Redevelopment
                                        Agency, Paguay
                                        Redevelopment Project,
                                        7.75%, 12/15/21                           3,567,420
NR          BBB+           1,000        City of Upland, Police
                                        Building Construction,
                                        8.20%, 8/1/16                             1,054,870
NR          NR             4,000        Huntington Beach Public
                                        Financing Authority,
                                        Huntington Beach Redevelop-
                                        ment Projects, 8.375%, 5/1/18             4,472,080
NR          NR             2,975        Sacramento-Yolo Port
                                        District Port Facilities,
                                        8.30%, 12/1/03                            3,286,125
                                                                                -----------
                                                                                $65,844,545
                                                                                -----------
                                        GENERAL OBLIGATIONS - 1.9%
Baa1        A           $  3,000        Puerto Rico,
                                        6.50%, 7/1/23                           $ 3,131,640
AA          Aa             5,000        East Bay Municipal
                                        Utilities District,
                                        Wastewater System,
                                        5.00%, 4/1/15                             4,435,100
                                                                                -----------
                                                                                $ 7,566,740
                                                                                -----------
                                        HOSPITALS - 1.1%
NR          BBB+        $  2,700        City of Stockton,
                                        Dameron Hospital
                                        Association,
                                        8.30%, 12/1/14                          $ 2,854,818
NR          A              1,500        Woodland, Memorial
                                        Hospital, 8.20%, 8/1/15                   1,610,175
                                                                                -----------
                                                                                $ 4,464,993
                                                                                -----------
                                        HOUSING - 8.6%
Aa          AA-         $  3,770        California Housing
                                        Finance Agency (HFA),
                                        (AMT), 7.375%, 8/1/11                   $ 3,923,288
Aa          AA-              800        California HFA, 7.375%,
                                        8/1/17                                      855,792
Aa          AA-            5,000        California HFA, (AMT),
                                        7.40%, 8/1/26                             5,381,050
Aa          AA-            3,875        California HFA,
                                        (AMT), 7.50%, 8/1/25                      4,150,513
Aa          AA-            8,185        California HFA (FHA),
                                        (AMT), 7.65%, 8/1/23                      8,549,724
Aa          AA-            2,500        California HFA,
                                        8.10%, 8/1/16                             2,571,800
Aa          AA-            2,500        California HFA,
                                        8.20%, 8/1/17                             2,596,875
Aa          AA-            1,325        California HFA,
                                        (AMT), 8.60%, 8/1/19                      1,394,165
Aa3         NR                60        California HFA,
                                        9.875%, 8/1/10                               61,343
A           NR               845        The Housing Authority
                                        of the County of Los
                                        Angeles, 7.875%, 8/1/16                     874,541
NR          NR             2,000        The Housing Authority
                                        of the County of Los
                                        Angeles, 10.50%, 12/1/29                  2,061,700

--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        HOUSING (CONTINUED)
NR          A+            2,050         City of Oakland HFA,
                                        7.10%, 1/1/10                             2,086,716
NR          AAA             495         County of Riverside,
                                        California HFA,
                                        (GNMA), (AMT),
                                        6.85%, 10/1/16                              526,452
                                                                                -----------
                                                                                $35,033,959
                                                                                -----------
                                        INSURED-EDUCATION - 1.0%
Aaa         AAA         $ 3,330         Regents of the University
                                        of California, (MBIA),
                                        4.75%, 9/1/21                           $ 2,770,826
Aaa         AAA           1,500         Regents of the University
                                        of California, (AMBAC),
                                        4.875%, 9/1/19                            1,280,340
                                                                                -----------
                                                                                $ 4,051,166
                                                                                -----------
                                        INSURED-GENERAL OBLIGATION - 0.3%
Aaa         AAA         $ 4,700         Roseville Unified High
                                        School District, (FGIC),
                                        0%, 6/1/20                              $ 1,032,919
                                                                                -----------
                                        INSURED-HOUSING - 0.2%
Aaa         AAA         $   720         California HFA, (MBIA),
                                        (AMT), 7.00%, 8/1/23                    $   752,177
                                                                                -----------
                                        INSURED-HOSPITALS - 1.1%
Aaa         AAA         $ 5,250         Anaheim Memorial
                                        Hospital, (AMBAC),
                                        5.125%, 5/15/20                         $ 4,547,813
                                                                                -----------
                                        INSURED-LEASE REVENUE/
                                        CERTIFICATE OF PARTICIPATION - 4.3%
Aaa         AAA         $ 3,300         California Statewide
                                        Communities Development
                                        Authority, Motion Picture
                                        and Television Fund,
                                        (AMBAC), 5.68%, 1/1/24                  $ 3,052,401
Aaa         AAA           7,700         Moulton Niguel
                                        Water District, (AMBAC),
                                        4.80%, 9/1/17                             6,548,003
Aaa         AAA           4,350         Stockton, California
                                        Wastewater Treatment Plant,
                                        (FGIC), 6.80%, 9/1/24                     4,701,350
Aaa         AAA          13,985         Visalia Unified School
                                        District, (MBIA),
                                        0%, 12/1/17                               3,206,201
                                                                                -----------
                                                                                $17,507,955
                                                                                -----------
                                        INSURED-TAX ALLOCATION - 1.0%
Aaa         AAA         $ 4,850         City of San Jose
                                        Redevelopment Agency,
                                        (MBIA), 4.75%, 8/1/24                   $ 4,000,086
                                        INSURED-TRANSPORTATION - 3.1%
Aaa         AAA         $10,000         Port of Oakland, (AMT),
                                        (BIGI), 0%, 11/1/19                     $ 1,734,500
Aaa         AAA          10,000         Airports Commission
                                        City and County of San
                                        Francisco, San Francisco
                                        International Airport,
                                        (MBIA), 6.75%, 5/1/13                    10,807,200
                                                                                -----------
                                                                                $12,541,700
                                                                                -----------
                                        INSURED-UTILITIES - 8.8%
Aaa         AAA         $ 5,700         Anaheim Public Financing
                                        Authority, Anaheim
                                        Electric Utility, (FGIC),
                                        5.75%, 10/1/22                          $ 5,444,754
Aaa         AAA           8,000         Northern California Power
                                        Agency "RIBS," (MBIA),
                                        Variable, 9/2/25 (1)                      8,640,960
Aaa         AAA           3,500         Sacramento Municipal
                                        Utilities District, (MBIA),
                                        6.375%, 8/15/22                           3,627,820
Aaa         AAA           4,000         Southern California Public
                                        Power Authority, (FGIC),
                                        Variable, 7/1/12 (1)                      4,000,000
Aaa         AAA           6,915         Southern California Public
                                        Power Authority, (MBIA),
                                        5.00%, 1/1/20                             6,044,747
Aaa         AAA           2,750         Southern California Public
                                        Power Authority, (MBIA),
                                        5.50%, 7/1/20                             2,576,970
Aaa         AAA           5,750         Southern California Public
                                        Power Authority, (MBIA),
                                        5.75%, 7/1/21                             5,569,393
                                                                                -----------
                                                                                $35,904,644
                                                                                -----------
                                        INSURED-WATER & SEWER - 2.7%
Aaa         AAA         $ 5,000         East Bay Municipal Utility
                                        District "Yield Curve
                                        Notes," (MBIA), Variable,
                                        6/1/08 (1)                              $ 4,799,800
Aaa         AAA           3,430         San Buenaventura Water
                                        District, (AMBAC), 4.75%,
                                        10/1/13                                   2,965,441
Aaa         AAA           3,000         San Diego County Water
                                        Authority, "RITES", (FGIC),
                                        Variable, 4/22/09 (1)                     3,074,79
                                                                                -----------
                                                                                $10,840,031
                                                                                -----------
                                        LEASE REVENUE/CERTIFICATES
                                        OF PARTICIPATION - 22.6%
A1          AA-         $ 2,945         City of Beverly Hills,
                                        6.75%, 6/1/19                           $ 3,026,606
A1          A-            3,140         California State Public
                                        Works Board, Various
                                        Community College Projects,
                                        5.625%, 12/1/18                           2,879,694

                   CALIFORNIA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        LEASE REVENUE/CERTIFICATES
                                        OF PARTICIPATION (CONTINUED)
A1          A-            7,485         California State Public
                                        Works Board, Various
                                        University of California
                                        Projects, 5.625%, 12/1/18                 6,209,107
A1          A-            3,000         California State Public
                                        Works Board, Various
                                        University of California
                                        Projects, 5.50%, 6/1/10                   2,866,080
A1          A-            8,000         California State Public
                                        Works Board, Various
                                        University of California
                                        Projects, 5.50%, 6/1/14                   7,376,800
A           A-            2,800         California State Public
                                        Works Board, California
                                        State Prison-Susanville,
                                        5.375%, 6/1/12                            2,586,500
A           A-            3,500         California State Public Works
                                        Board, California State Prison-
                                        Susanville, 5.375%, 6/1/18                3,107,965
A1          A-            5,000         California State Public Works
                                        Board, Various University of
                                        California Projects, 5.25%,
                                        6/1/20                                    4,369,250
A1          A-           14,025         California State Public Works
                                        Board, Various University
                                        of California Projects,
                                        5.50%, 6/1/19                            12,717,029
NR          A             4,150         California Statewide
                                        Community Development
                                        Authority, Eskaton Health
                                        Facilities, 5.875%, 5/1/20                3,862,322
A           BBB           2,750         City of Inglewood, California,
                                        Civic Center Improvement
                                        Project, 7.00%, 8/1/19                    2,841,438
A           A-            5,115         County of Los Angeles,
                                        Disney Parking Project,
                                        0%, 3/1/16                                1,217,114
A           A-            1,925         County of Los Angeles,
                                        Disney Parking Project,
                                        0%, 3/1/17                                  426,927
A           A-            5,370         County of Los Angeles,
                                        Disney Parking Project,
                                        0%, 3/1/18                                1,110,086
A           A-            3,100         County of Los Angeles,
                                        Disney Parking Project,
                                        0%, 3/1/20                                  550,188
A           A-            5,000         County of Los Angeles,
                                        Disney Parking Project,
                                        0%, 9/1/17                                1,070,600
A           A-            1,000         County of Los Angeles,
                                        Disney Parking Project,
                                        6.50%, 3/1/23                               992,330
NR          NR           14,000         County of Los Angeles,
                                        Capital Asset Leasing
                                        Corporation, Marina del Rey,
                                        6.50%, 7/1/08                            13,725,460
Aa          AA            4,305         County of Orange Water
                                        District, 5.00%, 8/15/18                  3,668,376
A1          A+            4,000         Pasadena Parking Facility
                                        Project, 6.25%, 1/1/18                    4,111,480
NR          A-            2,360         Richmond Joint Powers
                                        Financing Authority,
                                        7.00%, 5/15/07                            2,532,091
Aa          A+            4,000         City of Sacramento
                                        Financing Authority,
                                        5.40%, 11/1/20                            3,666,440
Aa          NR            6,000         University of California at
                                        Los Angeles Chiller/
                                        Cogeneration Project,
                                        5.60%, 11/1/20                            5,537,460
NR          BBB           1,000         Watsonville Mammoth
                                        Lakes, 7.875%, 6/1/11                     1,072,130
                                                                                -----------
                                                                                $91,523,473
                                                                                -----------
                                        NURSING HOMES - 0.8%
NR          NR          $ 3,250         Banning, San Georgonio Pass Convalescent
                                        Hospital, (AMT), 9.50%, 12/1/11         $ 3,381,365
                                                                                -----------
                                        SOLID WASTE - 0.6%
Baa1        NR          $ 2,350         Mojave Desert and
                                        Mountain Solid Waste Joint
                                        Powers Authority, (AMT),
                                        7.875%, 6/1/20                          $ 2,569,396
                                                                                -----------
                                        SPECIAL TAX - 4.9%
NR          NR          $ 2,100         City of Fairfield, Green
                                        Valley Road-Mangels
                                        Boulevard Extension
                                        Assessment District,
                                        7.375%, 9/2/18                          $ 2,147,880
NR          NR              970         City of Fairfield, Green
                                        Valley Road-Mangels
                                        Boulevard Extension
                                        Assessment District,
                                        8.00%, 9/2/11                               999,876
NR          NR            3,000         Lincoln Unified School
                                        District, 7.625%, 9/1/21                  3,128,730
Baa         NR           10,800         Pleasanton Joint Powers
                                        Financing Authority,
                                        6.15%, 9/2/12                            10,654,200
NR          NR            3,000         County of Riverside
                                        Community Facilities
                                        District, 7.55%, 9/1/17                   3,053,790
                                                                                -----------
                                                                                $19,984,476
                                                                                -----------

--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        TAX ALLOCATION - 9.0%
NR          NR          $ 2,945         City of Commerce
                                        Joint Powers Financing
                                        Authority, 8.00%, 3/1/22               $  3,110,951
NR          BBB           5,000         County of Contra
                                        Costa Public Financing
                                        Authority, 7.10%, 8/1/22                  5,134,300
NR          BBB           3,910         Fontana Public Financing
                                        Authority, Downtown
                                        Redevelopment Project
                                        7.00%, 9/1/21                             3,952,111
NR          BBB           8,220         Fontana Redevelopment
                                        Agency, Jurupa Hills
                                        Redevelopment Project
                                        Area, 7.00%, 10/1/14                      8,351,191
NR          BBB           2,500         City of Pittsburg
                                        Redevelopment Agency,
                                        7.40%, 8/15/20                            2,614,900
NR          BBB             600         City of Rancho Mirage
                                        Joint Powers Financing
                                        Authority, 7.50%, 4/1/17                    632,592
NR          BBB           2,500         County of Riverside
                                        Redevelopment Agency,
                                        7.50%, 10/1/26                            2,619,025
NR          BBB           5,605         San Carlos Redevelopment
                                        Agency, 7.10%, 9/1/17                     5,777,185
NR          NR            1,400         City of Simi Valley
                                        Community Development
                                        Agency, 8.20%, 9/1/12                     1,419,852
Baa1        BBB+          3,000         Westminster Redevelopment
                                        Agency, 7.30%, 8/1/213,107,820
                                                                               ------------
                                                                               $ 36,719,927
                                                                               ------------
                                        TRANSPORTATION - 5.8%
NR          BBB         $ 3,050         Guam Airport Authority,
                                        (AMT), 6.70%, 10/1/23                  $  3,056,558
Aa          AA-           2,000         City of Long Beach
                                        Harbor Revenue Bonds,
                                        (AMT), 7.25%, 5/15/192,154,720
A1          A-            1,400         County of Orange,
                                        California Airport Revenue
                                        Bonds, 8.125%, 7/1/16                     1,449,294
NR          NR           12,000         San Joaquin Hills
                                        Transportation Corridor
                                        Agency, Toll Road Revenue
                                        Bonds, (Fitch: rated BBB),
                                        0%, 1/1/14                                3,481,440
NR          NR            5,765         San Joaquin Hills
                                        Transportation Corridor
                                        Agency, Toll Road Revenue
                                        Bonds, (Fitch: rated BBB),
                                        0%, 1/1/26                                  721,778
NR          NR           35,975         San Joaquin Hills
                                        Transportation Corridor
                                        Agency, Toll Road Revenue
                                        Bonds, (Fitch: rated BBB),
                                        0%, 1/1/27                                4,205,117
NR          NR            4,940         San Joaquin Hills
                                        Transportation Corridor
                                        Agency, Toll Road Revenue
                                        Bonds, (Fitch: rated BBB),
                                        7.00%, 1/1/30                             5,074,368
Baa1        BBB           1,500         Stockton Port District,
                                        7.95%, 1/1/05                             1,598,940
Baa1        BBB           1,500         Stockton Port District,
                                        8.10%, 1/1/14                             1,611,510
                                                                               ------------
                                                                               $ 23,353,725
                                                                               ------------
                                        UTILITIES - 1.7%
Aa          AA-         $ 7,070         Southern California
                                        Public Power Authority,
                                        0%, 7/1/15                             $  2,109,829
Aa          AA-           3,425         Southern California
                                        Public Power Authority,
                                        5.50%, 7/1/20                             3,176,277
Aa          AA            1,490         Southern California
                                        Public Power Authority,
                                        6.875%, 7/1/15                            1,530,170
                                                                               ------------
                                                                               $  6,816,276
                                                                               ------------
                                        WATER AND SEWER - 0.9%
NR          BBB         $ 3,190         Orange Cove Irrigation
                                        District, 6.625%, 2/1/17               $  3,232,904
Aa          AA-             515         City of Pasadena, Water
                                        Revenue Bonds, 5.00%,
                                        7/1/18                                      449,760
                                                                               ------------
                                                                               $  3,682,664
                                                                               ------------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $381,719,158)                                                $406,022,251
                                                                               ============

(1) The above securities have been issued as an inverse floater bond.
(2) Security have been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such eco-nomic developments, at September 30, 1995, 35.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guarenty assurance agencies. The aggregate percentage by financial institution range from 0.1% to 13.0% of total investments.

                       See notes to financial statements
                                                                              19

                           Florida Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        COGENERATION - 3.5%
Baa3        BBB-        $ 7,275         Martin County, Indian
                                        Town Project, (AMT),
                                        7.875%, 12/15/25                        $ 7,985,840
NR          NR            4,000         Palm Beach County,
                                        Okeelanta Power L.P.
                                        Project (AMT),
                                        6.85%, 2/15/21                            3,942,760
NR          NR            9,250         Palm Beach County,
                                        Osceola Power L.P. Project
                                        (AMT), 6.95%, 1/1/22                      9,226,413
NR          NR            3,100         Palm Beach County, Osceola
                                        Power L.P. Project (AMT),
                                        6.85%, 1/1/14                             3,077,246
                                                                                -----------
                                                                                $24,232,259
                                                                                -----------
                                        EDUCATION - 0.8%
NR          AAA         $ 5,500         Volusia County Educational
                                        Facilities, Embry-Riddle
                                        Aeronautical University
                                        Project (CLEE),
                                        6.625%, 10/15/22                        $ 5,863,055
                                                                                -----------
                                        ESCROWED - 3.8%
NR          A+          $ 2,100         Charlotte County, St.
                                        Joseph's Hospital, 8.25%,
                                        8/15/18                                 $ 2,359,497
Aaa         AAA           9,225         Dade County, Baptist
                                        Hospital of Miami Project,
                                        5.75%, 5/1/21                             9,163,377
Aaa         AAA           5,000         Florida Municipal Power
                                        Agency Stanton II Project
                                        (AMBAC),
                                        Variable, 10/1/20  (1)                    6,306,250
Aaa         AAA           1,185         Jacksonville Transportation
                                        Authority, 7.375%, 7/1/20                 1,353,554
NR          NR            1,675         Mid-Bay Bridge Authority,
                                        6.875%, 10/1/22                           1,881,879
Aaa         AAA           2,000         Orlando & Orange County
                                        Expressway Authority (FGIC),
                                        8.25%, 7/1/14                             2,585,120
NR          AAA           2,355         Pinellas County Health
                                        Facilities Finance Authority,
                                        Sun Coast Health System,
                                        Series A, 8.50%,                          2,773,695
                                                                                -----------
                                                                                $26,423,372
                                                                                -----------
                                        GENERAL OBLIGATIONS - 7.5%
Aa          AA          $ 1,000         Florida Board of
                                        Education, 6.75%, 6/1/09                $ 1,113,690
Aa          AA           16,100         Florida Board of
                                        Education, 6.70%, 6/1/22                 17,056,823
Aa          AA            1,500         Florida Board of
                                        Education, 5.20%, 6/1/23                  1,351,890
Aa          AA            8,000         Florida Board of
                                        General Services,
                                        6.60%, 7/1/17                             8,454,960
NR          BBB           4,675         Guam Government,
                                        5.40%, 11/15/18                           4,068,840
A           A             7,255         Hillsborough County,
                                        Museum of Science &
                                        Industry, 6.45%, 1/1/22                   7,410,692
Baa1        A             2,000         Puerto Rico, 6.50%,
                                        7/1/23                                    2,087,760
Baa1        A             3,235         Puerto Rico Public
                                        Building Authority, 5.50%,
                                        7/1/21                                    2,988,137
Baa1        A             7,350         Puerto Rico Public
                                        Building Authority,
                                        5.70%, 7/1/09                             7,335,374
                                                                                -----------
                                                                                $51,868,165
                                                                                -----------
                                        HEALTH CARE - 7.4%
NR          AAA         $ 5,075         Dade County Industrial
                                        Development Authority,
                                        Gramercy Park Nursing Care
                                        Center,
                                        6.60%, 8/1/23                           $ 5,298,351
NR          AAA           4,285         Dade County Industrial
                                        Development Authority,
                                        Florida Club Care Center
                                        (GNMA), 6.60%, 1/20/18                    4,333,849
NR          BBB+          3,600         Escambia County Health
                                        Facilities Authority, Baptist
                                        Hospital, Inc. and The Baptist
                                        Manor, Inc., 6.75%, 10/1/14               3,686,580
NR          BBB+          8,995         Escambia County Health
                                        Facilities Authority, Baptist
                                        Hospital, Inc.,
                                        6.00%, 10/1/14                            8,564,769
Baa1        NR            3,750         Jacksonville Health Facilities
                                        Authority, National Benevolent
                                        Association, Cypress Village
                                        Florida Project,
                                        7.00%, 12/1/22                            3,805,125
A           NR           14,000         City of  Venice Health
                                        Facilities, 6.00%, 12/1/14               15,304,100
A           NR          9,810           City of Venice Health
                                        Facilities, 5.75%, 12/1/24               10,544,573
                                                                                -----------
                                                                                $51,537,347
                                                                                -----------

--------------------------------------------------------------------------------------------
                               TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        HOSPITAL REVENUE - 1.4%
NR          AA+         $ 4,750         Jacksonville Health Facilities
                                        Finance Authority, St. Luke's
                                        Hospital Association Project,
                                        6.75%, 11/15/13                         $ 5,070,008
A           BBB+          5,000         St. John's County Industrial
                                        Development Authority, Flagler
                                        Hospital Project,
                                        6.00%, 8/1/22      4,794,000
                                                                                -----------
                                                                                $ 9,864,008
                                                                                -----------
                                        HOUSING - 10.6%
NR          AAA         $   630         Broward County HFA
                                        SFMR (GNMA), (AMT),
                                        7.35%, 3/1/23                           $   654,665
NR          AAA           1,300         Clay County HFA
                                        MFMR (GNMA),
                                        7.40%, 12/1/25                            1,382,043
Aaa         NR            2,750         Clay County HFA
                                        SFMR (GNMA), (AMT),
                                        6.55%, 3/1/28                             2,785,035
Aaa         NR              290         Dade County HFA
                                        SFMR (GNMA),
                                        7.10%, 3/1/17                               304,068
Aaa         NR            1,220         Dade County HFA
                                        SFMR (GNMA), (AMT),
                                        7.75%, 9/1/22                             1,284,306
Aaa         NR            1,160         Dade County HFA
                                        SFMR (GNMA), (AMT),
                                        7.25%, 9/1/23                             1,209,718
Aaa         NR               75         Dade County HFA
                                        SFMR (GNMA),
                                        7.00%, 3/1/24                                77,795
NR          AAA           5,100         Dade County HFA
                                        SFMR (GNMA), (AMT)
                                        6.55%, 10/1/27                            5,149,113
NR          AAA           5,850         Dade County HFA
                                        SFMR (GNMA), (AMT)
                                        6.70%, 4/1/28                             6,019,943
Aaa         NR            2,540         Escambia County HFA
                                        SFMR (GNMA), (AMT),
                                        7.40%, 10/1/23                            2,646,401
Aaa         NR            7,500         Escambia County HFA
                                        SFMR (GNMA), (AMT),
                                        6.85%, 10/1/17                            7,655,325
Aaa         NR            5,000         Escambia County HFA
                                        SFMR (GNMA), (AMT),
                                        6.90%, 10/1/21                            5,143,800
Aaa         NR            6,250         Escambia County HFA
                                        SFMR (GNMA), (AMT),
                                        6.95%, 10/1/27                            6,444,500
NR          AAA           1,125         Florida HFA (FHA),
                                        6.35%, 6/1/14                             1,142,719
Aaa         NR              960         Hillsborough County
                                        HFA SFMR (GNMA),
                                        (AMT), 7.875%, 5/1/23                     1,025,040
NR          NR            3,475         City of North Miami
                                        Health Care Facilities,
                                        The Imperial Club Project,
                                        9.25%, 1/1/13                             3,712,065
NR          AAA           1,695         Orange County HFA
                                        SFMR (GNMA), (AMT),
                                        7.375%, 9/1/24                            1,788,632
Aaa         NR           12,000         Orange County HFA
                                        SFMR (GNMA), (AMT),
                                        6.85%, 10/1/27 (3)                       12,421,440
NR          AAA           8,000         Orange County HFA
                                        SFMR (GNMA), (AMT),
                                        6.60%, 4/1/28                             8,057,520
Aaa         NR              845         Palm Beach County HFA
                                        SFMR (GNMA),
                                        7.60%, 3/1/23                               891,551
Aaa         NR            1,455         Polk County HFA SFMR
                                        (GNMA), 7.15%, 9/1/23                     1,520,199
Baa         BBB           1,400         Puerto Rico Urban
                                        Renewal & Housing Corp,
                                        7.875%, 10/1/04                           1,582,770
Aaa         AAA             860         Puerto Rico Housing Finance
                                        Corp SFMR (GNMA),
                                        7.65%, 10/15/22                             910,602
                                                                                -----------
                                                                                $73,809,250
                                                                                -----------
                                        INDUSTRIAL DEVELOPMENT/
                                        POLLUTION CONTROL REVENUE - 2.3%
B1          BB+         $15,200         Polk County Industrial
                                        Development Authority
                                        (AMT), 7.525%, 1/1/15                   $15,952,552
                                                                                -----------
                                        INSURED HEALTH CARE - 0.4%
Aaa         AAA         $   500         Alachua County Health
                                        Facility, Mental Health
                                        Services Project
                                        (CGIC), 7.75%, 7/1/10                   $   565,260
Aaa         AAA           2,050         Hillsborough County IDA,
                                        Allegany Health Systems,
                                        J. Knox Village
                                        (MBIA), 5.75%, 12/1/21                    2,022,510
                                                                                -----------
                                                                                $ 2,587,770
                                                                                -----------
                                        INSURED HOSPITALS - 5.7%
Aaa         AAA         $ 8,000         Charlotte County Health
                                        Care, Bon-Secours Health
                                        System Project
                                        (FSA), Variable,
                                        8/30/27 (1)                             $ 8,026,880
Aaa         AAA          23,355         Jacksonville FL Health
                                        Authority, Daughters of
                                        Charity (MBIA),
                                        5.00%, 11/15/15                          20,846,439

                     FLORIDA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        INSURED HOSPITAL - (CONTINUED)
Aaa         AAA           2,000         Lee County, Memorial
                                        Hospital (MBIA), Variable,
                                        4/1/20 (1)                                2,161,080
Aaa         AAA           5,290         Orange County Health
                                        Facilities Finance Authority,
                                        (FGIC), 7.875%, 12/1/25                   5,614,753
Aaa         AAA           3,000         Orange County Health
                                        Facilities Authority (MBIA),
                                        Variable, 10/29/21 (1)                    3,199,950
                                                                                -----------
                                                                                $39,849,102
                                                                                -----------
                                        INSURED HOUSING - 2.3%
Aaa         AAA         $ 1,430         Brevard County HFA
                                        SFMR (FSA), 7.00%,
                                        3/1/13                                  $ 1,493,292
Aaa         AAA           1,720         Duval County HFA
                                        SFMR (FGIC), 7.35%,
                                        7/1/24                                    1,811,900
Aaa         AAA           6,530         FL HEFA, Maitland
                                        Club Apartment Project
                                        (AMBAC) (AMT),
                                        6.875%, 8/1/26                            6,776,377
Aaa         AAA           3,000         FL HFA, Brittany of
                                        Rosemont Project (AMBAC)
                                        (AMT), 6.875%, 8/1/26                     3,113,190
Aaa         AAA           2,675         Lee County SCA
                                        MFMR (FSA) (AMT),
                                        7.05%, 1/1/30                             2,773,387
                                                                                -----------
                                                                                $15,968,146
                                                                                -----------
                                        INSURED INDUSTRIAL DEVELOPMENT/
                                        POLLUTION CONTROL REVENUE - 1.2%
Aaa         AAA         $ 8,200         Citrus County PCR
                                        (MBIA), 6.35%, 2/1/22                   $ 8,558,996
                                                                                -----------
                                        INSURED MISCELLANEOUS - 0.4%
Aaa         AAA         $ 2,000         Escambia County (MBIA),
                                        7.20%, 1/1/15                           $ 2,150,300
Aaa         AAA             799         Osceola County IDA
                                        Community Provider
                                        Pooled Loan Program,
                                        (CGIC), 7.75%, 7/1/10                       854,251
                                                                                -----------
                                                                                $ 3,004,551
                                                                                -----------
                                        INSURED SOLID WASTE - 0.3%
Aaa         AAA         $ 1,500         St. John's County Solid
                                        Waste Disposal (FGIC),
                                        7.25%, 11/1/10                          $ 1,685,850
                                                                                -----------
                                        INSURED SPECIAL TAX
                                        REVENUE - 7.9%
Aaa         AAA         $ 5,630         FL Department of
                                        Environmental Protection
                                        (AMBAC), 4.75%, 7/1/06                  $ 5,527,421
Aaa         AAA          14,250         FL Department of
                                        Environmental Protection
                                        (MBIA), 4.75%, 7/1/09                    13,318,905
Aaa         AAA           9,675         FL Department of
                                        Environmental Protection
                                        (MBIA), 4.75%, 7/1/10                     8,920,157
Aaa         AAA           3,000         City of Jacksonville- River
                                        City Renaissance Project
                                        (FGIC), 5.375%, 10/1/18                   2,799,570
Aaa         AAA           1,000         City of Jacksonville (FGIC)
                                        (AMT), 0%, 10/1/10                          426,230
Aaa         AAA           1,000         City of Jacksonville (FGIC)
                                        (AMT), 0%, 10/1/11                          396,450
Aaa         AAA           2,000         City of Jacksonville (FGIC)
                                        (AMT), 0%, 10/1/12                          739,720
Aaa         AAA           2,000         City of Jacksonville (FGIC)
                                        (AMT), 0%, 10/1/13                          691,600
Aaa         AAA           2,000         City of Jacksonville (FGIC)
                                        (AMT), 0%, 10/1/14                          645,980
Aaa         AAA           1,500         City of Jacksonville (FGIC)
                                        (AMT), 0%, 10/1/15                          452,085
Aaa         AAA           1,185         City of Opa-Locka (FGIC),
                                        7.00%, 1/1/14                             1,327,449
Aaa         AAA           2,500         Puerto Rico Highway &
                                        Transportation Authority
                                        (FSA), 5.50%, 7/1/17`                     2,389,900
Aaa         AAA           7,650         Puerto Rico Highway &
                                        Transportation Authority
                                        (FSA), 5.25%, 7/1/21                      7,032,951
Aaa         AAA           5,000         St. Petersburg Excise Tax
                                        (FGIC), 5.00%, 10/1/16                    4,517,950
Aaa         AAA           2,000         Sunrise Florida Public
                                        Facilities (MBIA), 0%,
                                        10/1/10                                     871,300
Aaa         AAA           1,760         Sunrise Florida Public
                                        Facilities (MBIA), 0%,
                                        10/1/12                                     667,286
Aaa         AAA           2,840         Sunrise Florida Public
                                        Facilities (MBIA), 0%,
                                        10/1/14                                     943,022
Aaa         AAA           4,000         Sunrise Florida Public
                                        Facilities (MBIA), 0%,
                                        10/1/15                                   1,241,200
Aaa         AAA           4,140         Sunrise Florida Public
                                        Facilities (MBIA), 0%,
                                        10/1/16                                   1,211,571
Aaa         AAA           2,525         Sunrise Florida Public
                                        Facilities (MBIA), 0%,
                                        10/1/17                                     696,925
                                                                                -----------
                                                                                $54,817,672
                                                                                -----------
                                        INSURED TRANSPORTATION - 7.0%
Aaa         AAA         $ 4,000         Dade County Aviation
                                        Facilities (MBIA) (AMT),
                                        6.55%, 10/1/13                          $ 4,219,320
Aaa         AAA           8,455         FL State Turnpike Authority
                                        (FGIC), 6.35%, 7/1/2                     28,788,803

--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        INSURED TRANSPORTATION (CONTINUED)
Aaa         AAA           3,000         FL State Turnpike Authority
                                        (FGIC), 5.00%, 7/1/19                     2,667,660
Aaa         AAA           8,600         Greater Orlando Aviation
                                        Authority, Orlando Airport
                                        Facilities (FGIC),
                                        (AMT), 6.375%, 10/1/21                    8,869,696
Aaa         AAA          14,000         Orlando & Orange County
                                        Expressway Authority
                                        (FGIC), Variable, 7/1/04 (1)             14,218,120
Aaa         AAA          10,920         Orlando & Orange County
                                        Expressway Authority
                                        (FGIC), 5.125%, 7/1/20                    9,798,734
                                                                                -----------
                                                                                $48,562,333
                                                                                -----------
                                        INSURED UTILITIES - 8.5%
Aaa         AAA         $41,465         FL Municipal Power Agency
                                        Stanton II Project (AMBAC),
                                        4.50%, 10/1/27 (3)                      $33,007,384
Aaa         AAA           7,770         FL Municipal Power
                                        Agency Stanton II Project
                                        (AMBAC), 4.50%, 10/1/16                   6,511,338
Aaa         AAA           8,000         FL Municipal Power
                                        Agency Stanton II Project
                                        (AMBAC), 5.10%, 10/1/25                   7,064,080
Aaa         AAA           4,000         Lakeland Electric & Water
                                        (FGIC), 6.00%, 10/1/13 (2)                4,026,280
Aaa         AAA           1,540         Manatee County Public
                                        Utility (FGIC), 0%, 10/1/12                 580,980
Aaa         AAA           1,750         Puerto Rico Electric Power
                                        Authority (FSA), Variable,
                                        7/1/02 (1)                                1,939,315
Aaa         AAA           2,200         Puerto Rico Electric Power
                                        Authority (FSA), Variable,
                                        7/1/03 (1)                                2,462,284
Aaa         AAA           3,500         Vero Beach Electric (MBIA),
                                        5.375%, 12/1/21                           3,265,115
                                                                                -----------
                                                                                $58,856,776
                                                                                -----------
                                        INSURED WATER & SEWER - 5.4%
Aaa         AAA         $11,450         Broward County Water &
                                        Sewer (AMBAC), 5.125%,
                                        10/1/15                                 $10,529,535
Aaa         AAA           9,500         Dade County Water and
                                        Sewer System (FGIC),
                                        5.00%, 10/1/13                            8,717,580
Aaa         AAA           2,000         City of Fort Myers Utility
                                        (FGIC), 5.00%, 10/1/16                    1,800,460
Aaa         AAA           6,900         Palm Bay Utility Corp
                                        Project (MBIA), 5.00%,
                                        10/1/22                                   6,024,597
Aaa         AAA           4,000         Sanford Water and Sewer
                                        (AMBAC), 4.50%, 10/1/21                   3,255,640
Aaa         AAA           1,700         St. John's County Water &
                                        Sewer (MBIA), 0%, 6/1/16                    507,314
Aaa         AAA           3,550         St. John's County Water &
                                        Sewer (MBIA), 0%, 6/1/17                    999,148
Aaa         AAA           5,600         St. Lucie County Utility
                                        System (FGIC), 6.00%.
                                        10/1/20                                   5,672,632
                                                                                -----------
                                                                                $37,506,906
                                                                                -----------
                                        LIFE CARE - 1.0%
NR          NR          $ 6,895         Atlantic Beach, Fleet
                                        Landing Project,
                                        8.00%, 10/1/24                          $ 7,208,860
                                                                                -----------
                                        LEASE / CERTIFICATES OF
                                        PARTICIPATION - 0.4%
A1          A+          $ 2,280         Florida State Department
                                        of General Services,
                                        7.00%, 9/1/20                           $ 2,465,273
                                                                                -----------
                                        NURSING HOMES - 1.1%
NR          NR          $   300         Broward County Industrial
                                        Development Authority,
                                        Beverly Enterprises -
                                        Florida, Inc. Project,
                                        9.80%, 11/1/10                          $   335,520
NR          NR              475         Charlotte County Industrial
                                        Development Authority,
                                        Beverly Enterprises,
                                        10.00%, 6/1/11                              542,279
NR          NR            4,000         Citrus County Industrial
                                        Development Authority,
                                        Beverly Enterprises,
                                        7.25%, 4/1/03                             4,012,040
NR          NR              700         Highlands County Industrial
                                        Development Authority,
                                        Beverly Enterprises - Florida,
                                        Inc. Project, 9.25%, 7/1/07                 775,817
NR          NR              410         Okaloosa County, Beverly
                                        Enterprises, 10.75%, 10/1/03                448,200
NR          NR              700         Orange County Industrial
                                        Development Authority,
                                        Beverly Enterprises, 9.25%,
                                        8/1/10                                      776,475
NR          NR            1,000         Winter Garden, Beverly
                                        Enterprises, 8.75%, 7/1/12                1,092,750
                                                                                -----------
                                                                                $ 7,983,081
                                                                                -----------
                                        SOLID WASTE - 0.6%
A           A           $ 3,870         Broward County Waste
                                        Energy Company, L.P.
                                        North Project,
                                        7.95%, 12/1/08                          $ 4,296,590
                                                                                -----------

                     FLORIDA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        SPECIAL TAX REVENUE - 6.2%
A1          A+          $10,620         Orange County 5.375%,
                                        1/1/24                                  $  9,654,111
A1          NR            3,000         City of Orlando, 6.00%,
                                        10/1/22                                    2,941,050
Baa1        A             7,410         Puerto Rico Highway &
                                        Transportation Authority,
                                        5.50%, 7/1/19                              6,908,047
Baa1        A             6,310         Puerto Rico Highway &
                                        Transportation Authority,
                                        5.25%, 7/1/20                              5,636,281
Baa1        A            10,135         Puerto Rico Highway &
                                        Transportation Authority,
                                        5.00%, 7/1/22                              8,684,682
Baa1        A            10,560         Puerto Rico Highway &
                                        Transportation Authority,
                                        5.25%, 7/1/21                              9,413,290
                                                                                ------------
                                                                                $ 43,237,461
                                                                                ------------
                                        TRANSPORTATION - 1.4%
NR          NR          $10,140         Mid-Bay Bridge
                                        Authority,
                                        6.125%, 10/1/22                         $  9,634,318

                                        UTILITIES - 12.5%
NR          BBB         $32,325         Guam Power Authority,
                                        5.25%, 10/1/23                          $ 27,848,634
Aa1         AA           42,005         Jacksonville Electric
                                        Authority, Bulk Power
                                        Supply System, Scherer 4
                                        Project, 5.25%, 10/1/21(3)                38,294,278
Aa1         AA            2,850         Orlando Utilities
                                        Commission Water and
                                        Electric, 5.125%, 10/1/19                  2,554,940
Aa          AA            1,750         Orlando Utilities
                                        Commission Water and
                                        Electric, 5.25%, 10/1/23                   1,588,400
Baa1        A-              185         Puerto Rico Electric
                                        Power Authority, 7.125%,
                                        7/1/14                                       201,743
Baa1        A-           10,000         Puerto Rico Electric
                                        Power Authority, 7.00%,
                                        7/1/21                                    11,379,200
A2          A+            2,515         St. Lucie County Solid
                                        Waste Disposal, Florida Power
                                        & Light Company (AMT),
                                        6.70%, 5/1/27                              2,631,520
NR          NR            2,000         Virgin Islands Water &
                                        Power Authority, 7.40%,
                                        7/1/11                                     2,100,420
                                                                                ------------
                                                                                $ 86,599,134
                                                                                ------------
                                        WATER & SEWER - 0.4%
Baa1        BBB+        $ 2,500         Hillsborough County
                                        Utility, 6.625%, 8/1/11                 $  2,637,625
                                                                                ------------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $661,202,447)                                                 $695,010,453
                                                                                ============

(1)  The above securities have been issued as inverse floater bonds.
(2)  When-issued security.
(3)  Security has been segregated to cover open when-issued securities (Note 1F).

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 50.8% of the securities in the portfolio of investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage by financial institution ranges from 0.2% to 12.8% of total investments.

                       See notes to financial statements.
24

                          New York Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        ASSISTED LIVING - 0.3%
NR          NR          $ 1,970         Village of North Syracuse
                                        Housing Authority, (AJM
                                        Senior Housing,
                                        Inc. Janus Park Project),
                                        8.00%, 6/1/24                           $ 1,922,168
                                                                                -----------
                                        EDUCATION - 12.7%
A           NR          $ 1,000         Dutchess County IDA,
                                        Bard College, 7.00%,
                                        11/1/17                                 $ 1,084,310
A1          NR            6,295         Monroe County IDA,
                                        University of Rochester,
                                        7.25%, 12/1/16                            6,646,324
NR          BBB-          1,660         City of New Rochelle IDA
                                        Civic Facilities, College
                                        of New Rochelle,
                                        6.75%, 7/1/22                             1,704,920
Baa1        BBB+          6,895         Dormitory Authority, State
                                        University Educational
                                        Facilities,
                                        4.75%, 7/1/14                             6,124,208
Baa1        BBB+          2,500         Dormitory Authority, State
                                        University Educational
                                        Facilities, 5.00%, 5/15/18                2,118,800
Baa1        BBB+         11,500         Dormitory Authority, State
                                        University Educational
                                        Facilities, 5.25%, 5/15/13               10,464,310
Baa1        BBB+          7,600         Dormitory Authority, State
                                        University Educational Facilities,
                                        5.25%, 5/15/15                            6,850,260
Baa1        BBB+          7,605         Dormitory Authority, State
                                        University Educational
                                        Facilities, 5.25%, 5/15/19                6,714,759
Baa1        BBB+          6,805         Dormitory Authority, State
                                        University Educational
                                        Facilities, 5.25%, 5/15/21                6,043,657
Baa1        BBB+          3,130         Dormitory Authority, State
                                        University Educational
                                        Facilities, 5.50%, 5/15/08                3,041,139
Baa1        BBB+         28,250         Dormitory Authority, State
                                        University Educational
                                        Facilities, 5.50%, 5/15/13               26,375,613
Baa1        BBB+            415         Dormitory Authority, State
                                        University Educational
                                        Facilities, 7.375%, 5/15/14                 450,279
Baa1        BBB+          1,300         Dormitory Authority, State
                                        University Educational
                                        Facilities, 7.50%, 5/15/11                1,497,184
NR          AA            1,300         Dormitory Authority, New
                                        York Medical College
                                        (Asset Guaranty), 6.875%,
                                        7/1/21                                    1,391,845
A1          A+              950         Dormitory Authority,
                                        University of Rochester,
                                        5.625%, 7/1/12                              927,276
                                                                                -----------
                                                                                $81,434,884
                                                                                -----------
                                        ELECTRIC UTILITIES - 4.9%
A1          A           $ 2,500         New York State Energy
                                        Resource & Development
                                        Authority, Brooklyn Union
                                        Gas (RIBS)(AMT),
                                        Variable, 7/1/26 (1)                    $ 2,918,350
Aa3         A+              500         New York State Energy
                                        Resource & Development
                                        Authority, Consolidated Edison
                                        (AMT), 7.75%, 1/1/24                        538,345
Aa3         A+            2,365         New York State Energy
                                        Resource & Development
                                        Authority, Consolidated Edison
                                        (AMT), 7.50%, 7/1/25                      2,563,684
Aa3         A+            1,000         New York State Energy
                                        Resource & Development
                                        Authority, Consolidated Edison
                                        (AMT), 7.50%, 1/1/26                      1,098,470
Aa          AA-          18,000         Power Authority of the
                                        State of New York,
                                        5.25%, 1/1/18                            16,447,500
Baa1        A-           11,500         Puerto Rico Electric Power
                                        Authority, 0%, 7/1/17                     3,023,350
Baa1        A-            2,250         Puerto Rico Electric Power
                                        Authority, 5.50%, 7/1/20                  2,081,183
NR          NR            3,000         Virgin Islands Water and
                                        Power Authority, 7.40%,
                                        7/1/11                                    3,150,630
                                                                                -----------
                                                                                $31,821,512
                                                                                -----------
                                        ESCROWED - 7.6%
Aaa         AAA         $   725         Albany Municipal Water
                                        (MBIA), 7.50%, 12/1/17                  $   806,592
Aaa         BBB           1,000         Dormitory Authority, City
                                        University, 7.625%, 7/1/20                1,152,840
Aaa         BBB+          1,530         Dormitory Authority, State
                                        University Educational
                                        Facilities, 7.70%, 5/15/12                1,763,677
NR          BBB           1,000         Dormitory Authority, City
                                        University, 8.125%, 7/1/08                1,116,170
Baa1        BBB-          2,250         Dormitory Authority, Upstate
                                        Community College,
                                        7.20%, 7/1/21                             2,582,842
Baa1        NR            2,000         Dormitory Authority, Upstate
                                        Community College,
                                        7.30%, 7/1/21                             2,305,860

                    NEW YORK TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        ESCROWED (CONTINUED)
Aaa         AAA             500         Erie County Water Authority,
                                        Water Works System, 6.00%,
                                        12/1/08                                     528,920
Aaa         AAA             500         Metropolitan Transportation
                                        Authority Commuter Facilities
                                        Bonds, 7.50%, 7/1/19                        571,735
Aaa         AAA           1,000         New York Local Government
                                        Assistance Corporation
                                        (LGAC), 7.00%, 4/1/16                     1,136,100
Aaa         AAA           5,500         New York LGAC, 6.75%,
                                        4/1/21                                    6,238,980
Aaa         BBB           1,000         New York State Housing
                                        Finance Agency Service
                                        Contracts, 7.80%, 9/15/11                 1,173,510
Aaa         AAA           1,775         New York State Housing
                                        Finance Agency Service
                                        Contracts, 7.375%, 9/15/21                2,073,520
Aaa         BBB+             90         New York State Medical Care
                                        Facilities Finance Agency,
                                        Mental Health Services
                                        Facilities, 7.75%, 8/15/10                  103,334
Aaa         AAA             450         New York State Medical Care
                                        Facilities Finance Agency,
                                        Mental Health Services
                                        Facilities, 7.875%, 8/15/08                 525,047
Aaa         AAA           3,320         New York State Medical Care
                                        Facilities Finance Agency,
                                        Mental Health Services
                                        Facilities, 7.50%, 2/15/21                3,842,004
Aaa         NR            8,100         New York State Urban
                                        Development Corporation
                                        Correctional Facilities,
                                        6.50%, 1/1/21                             8,848,197
Baa1        BBB           4,750         New York State Thruway
                                        Authority, Local Highway
                                        and Bridge Service Contract
                                        Bonds, 7.25%, 1/1/10 (2)                  5,404,740
Baa1        BBB           5,350         New York State UDC,
                                        Onondaga Co. Convention
                                        Center, 7.875% 1/1/10                     6,241,577
NR          AA-             500         Power Authority of the
                                        State of New York,
                                        8.00%, 1/1/17                               548,960
NR          A             1,760         Puerto Rico Highway &
                                        Transportation Authority,
                                        6.625%, 7/1/18                            1,989,310
                                                                                -----------
                                                                                $48,953,915
                                                                                -----------
                                        GENERAL OBLIGATIONS - 1.6%
Baa1        A-          $   120         New York City, 8.25%,
                                        11/15/16                                $   136,942
Baa1        A-            4,000         New York City, 7.50%,
                                        2/1/18                                    4,399,280
Aa          AA            1,700         Onondaga County,
                                        5.875%, 2/15/11                           1,758,259
Aa          AA            1,600         Onondaga County,
                                        5.875%, 2/15/12                           1,641,424
Baa1        A             2,175         Puerto Rico Public
                                        Building Authority, Public
                                        Education and Health
                                        Facilities, 5.75%, 7/1/15                 2,102,594
                                                                                -----------
                                                                                $10,038,499
                                                                                -----------
                                        HEALTH CARE - 19.1%
NR          AAA         $ 6,705         Dormitory Authority, United
                                        Health Services (FHA),
                                        7.35%, 8/1/29                           $ 7,225,509
Aa          AAA           4,785         New York State Medical
                                        Care Facilities Finance
                                        Agency (MCFFA),
                                        Hospital Insured Mortgage
                                        (FHA), 5.25%, 8/15/14                     4,443,782
NR          AA            2,670         New York State MCFFA,
                                        Hospital and Nursing
                                        Insured Mortgage
                                        (FHA), 6.10%, 8/15/15                     2,663,645
NR          AAA           3,710         New York State MCFFA,
                                        Hospital and Nursing Insured
                                        Mortgage (FHA), 6.125%,
                                        2/15/14                                   3,902,994
Aa          AA            1,000         New York State MCFFA,
                                        Hospital and Nursing Insured
                                        Mortgage (FHA), 6.55%,
                                        8/15/12                                   1,043,570
Aa          AA            3,800         New York State MCFFA,
                                        Hospital and Nursing Insured
                                        Mortgage (FHA), 6.65%,
                                        8/15/32                                   3,946,338
NR          AA            9,000         New York State MCFFA,
                                        Hospital and Nursing Insured
                                        Mortgage (FHA), 6.70%,
                                        8/15/23                                   9,446,220
Aa          AA            1,050         New York State MCFFA,
                                        Hospital and Nursing Insured
                                        Mortgage (FHA), 6.75%,
                                        2/15/12                                   1,107,446
Aa          AA            1,500         New York State MCFFA,
                                        Hospital and Nursing Insured
                                        Mortgage (FHA), 6.95%,
                                        2/15/32                                   1,586,430
Aa          AA            2,190         New York State MCFFA,
                                        Hospital and Nursing Insured
                                        Mortgage (FHA), 7.00%,
                                        8/15/32                                   2,326,262
Aa          AA            6,600         New York State MCFFA,
                                        Hospital and Nursing Insured
                                        Mortgage (FHA), 7.25%,
                                        2/15/31                                   7,124,634

--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        HEALTH CARE (CONTINUED)
Aa          AA              750         New York State MCFFA,
                                        Hospital and Nursing
                                        Insured Mortgage (FHA),
                                        7.35%, 2/15/29                               819,128
Aa          AA            2,425         New York State MCFFA,
                                        Insured Mortgage Project
                                        (FHA), 6.20%, 2/15/10                      2,484,607
Aa          AA            3,500         New York State MCFFA,
                                        Insured Mortgage Project
                                        (FHA), 6.20%, 8/15/14                      3,591,490
Aa          AA            5,625         New York State MCFFA,
                                        Insured Mortgage Project
                                        (FHA), 6.20%, 8/15/15                      5,723,775
Aa          AA            6,550         New York State MCFFA,
                                        Insured Mortgage Project
                                        (FHA), 6.25%, 8/15/15                      6,661,285
Aa          AA            2,500         New York State MCFFA,
                                        Insured Mortgage Project
                                        (FHA), 6.50%, 2/15/35                      2,552,300
Aa          AA              950         New York State MCFFA,
                                        Insured Mortgage Project
                                        (FHA), 7.45%, 8/15/31                      1,030,095
Baa1        BBB+         10,205         New York State MCFFA,
                                        Mental Health Services
                                        Facilities, 5.25%, 2/15/19                 9,320,737
Baa1        BBB+         11,500         New York State MCFFA,
                                        Mental Health Services
                                        Facilities, 5.25%, 8/15/23                 9,895,865
Baa1        BBB+          6,625         New York State MCFFA,
                                        Mental Health Services
                                        Facilities, Series 1994 A,
                                        5.25%, 8/15/23                             5,700,879
Baa1        BBB+          1,230         New York State MCFFA,
                                        Mental Health Services
                                        Facilities, 7.50%, 2/15/21                 1,372,754
Baa1        BBB+          1,610         New York State MCFFA,
                                        Mental Health Services
                                        Facilities, 7.625%, 8/15/17                1,777,150
Baa1        BBB+            145         New York State MCFFA,
                                        Mental Health Services
                                        Facilities, 7.75%, 8/15/10                   161,153
Baa1        BBB+            495         New York State MCFFA,
                                        Mental Health Services
                                        Facilities, 7.875%, 8/15/08                  558,469
Baa         BBB          19,700         New York State MCFFA,
                                        Secured Hospital
                                        (Brookdale), 6.80%, 8/15/12               20,263,223
Baa         BBB           5,540         New York State MCFFA,
                                        Secured Hospital,
                                        7.35%, 8/15/11                             5,881,652
                                                                                ------------
                                                                                $122,611,392
                                                                                ------------
                                        HOSPITALS - 0.7%
Aa          AAA         $ 1,500         Dormitory Authority,
                                        Long Island Jewish Medical
                                        Center (FHA),7.75%,
                                        8/15/27                                 $  1,629,735
NR          AAA           1,000         Dormitory Authority,
                                        St. Francis Hospital (FHA),
                                        7.65%, 8/1/30                              1,119,780
Baa1        BBB+          1,800         Syracuse Industrial
                                        Development Agency (IDA),
                                        St. Joseph's Hospital Health
                                        Center, 7.50%, 6/1/18                      1,914,804
                                                                                ------------
                                                                                $  4,664,319
                                                                                ------------
                                        HOUSING - 5.5%
NR          NR          $ 4,744         New York City Housing
                                        Development Corporation
                                        (HDC),Allerville Project,
                                        6.50%, 11/15/18                         $  4,772,297
Baa         A             4,750         New York City HDC,
                                        General Housing,
                                        6.50%, 5/1/22                              4,797,690
NR          NR            2,080         New York City HDC,
                                        Dayton Project,
                                        6.50% 11/15/18                             2,092,643
NR          AAA           2,550         New York City HDC,
                                        Multi-Unit Management,
                                        7.35%, 6/1/19                              2,702,439
Aa          A+              235         New York State Housing
                                        Finance Agency, Baytown,
                                        7.10%, 8/15/35                               248,280
Aa          NR              250         New York State Mortgage
                                        Agency, 6.90%, 4/1/03                        263,523
Aa          NR            8,750         New York State Mortgage
                                        Agency, 6.90%, 4/1/15                      9,220,313
Aa          NR            1,000         New York State Mortgage
                                        Agency, 7.50%, 4/1/15                      1,082,280
Aa          NR              295         New York State Mortgage
                                        Agency, 7.65%, 4/1/19                        311,963
Aa          NR              625         New York State Mortgage
                                        Agency, 7.70%, 10/1/12                       676,644
Aa          NR              270         New York State Mortgage
                                        Agency, 8.00%, 10/1/17                       287,312
Aa          NR            6,350         New York State Mortgage
                                        Agency (AMT),
                                        6.40%, 10/1/20                            6,318,568
Aa          NR            1,600         New York State Mortgage
                                        Agency (AMT),
                                        7.95%, 10/1/21                            1,727,808
Baa         BBB             350         Puerto Rico Commonwealth
                                        Urban Renewal & Housing
                                        Corporation, 7.875%, 10/1/04                395,693

                    NEW YORK TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        HOUSING (CONTINUED)
Aaa         AAA             410         Puerto Rico Housing
                                        Financial Corporation
                                        Single-Family (GNMA),
                                        7.65%, 10/15/22                             434,124
                                                                                -----------
                                                                                $35,331,577
                                                                                -----------
                                        INSURED COLLEGE & UNIVERSITY - 1.8%
Aaa         AAA         $ 6,950         Dormitory Authority,
                                        Marist College (MBIA),
                                        6.00%, 7/1/22                           $ 6,958,549
Aaa         AAA           5,000         Dormitory Authority,
                                        New York University
                                        (MBIA), 5.00%, 7/1/11                     4,698,350
                                                                                -----------
                                                                                $11,656,899
                                                                                -----------
                                        INSURED GENERAL OBLIGATIONS - 1.0%
Aaa         AAA         $ 1,035         Erie County Water
                                        Authority (AMBAC),
                                        0%, 12/1/17                             $   211,295
Aaa         AAA           3,900         New York City Trust for
                                        Cultural Resources,
                                        Museum of Modern Art
                                        (AMBAC), 5.40%, 1/1/12                    3,764,748
Aaa         AAA           2,480         New York State Environmental
                                        Facilities Corporation (EFC),
                                        Jamaica Water Supply Company
                                        (AMT) (AMBAC), 7.625%,
                                        4/1/29                                    2,677,334
                                                                                -----------
                                                                                $ 6,653,377
                                                                                -----------
                                        INSURED GENERAL OBLIGATIONS
                                        LOCAL - 1.8%
Aaa         AAA         $   520         Chautauqua County
                                        Unlimited Tax (FGIC),
                                        6.40%, 9/15/08                          $   574,621
Aaa         AAA             770         Chautauqua County
                                        Unlimited Tax (FGIC),
                                        6.40%, 9/15/09                              847,123
Aaa         AAA             465         Chautauqua County
                                        Unlimited Tax (FGIC),
                                        7.30%, 4/1/07                               547,793
Aaa         AAA             725         Jamestown, (Secondary
                                        AMBAC), 7.00%, 3/15/07                      838,521
Aaa         AAA             600         Jamestown, (Secondary
                                        AMBAC), 7.00%, 3/15/08                      693,852
Aaa         AAA             675         Jamestown, (Secondary
                                        AMBAC), 7.00%, 3/15/13                      789,278
Aaa         AAA             700         Jamestown, (Secondary
                                        AMBAC), 7.10%, 3/15/09                      814,891
Aaa         AAA             700         Jamestown, (Secondary
                                        AMBAC), 7.10%, 3/15/10                      816,739
Aaa         AAA             700         Jamestown, (Secondary
                                        AMBAC), 7.10%, 3/15/11                      817,929
Aaa         AAA             675         Jamestown, (Secondary
                                        AMBAC), 7.10%, 3/15/12                      789,271
Aaa         AAA             515         Jamestown, (Secondary
                                        AMBAC), 7.10%, 3/15/14                      601,808
Aaa         AAA           2,000         New York City
                                        (AMBAC), 7.00%, 8/1/17                    2,201,300
Aaa         AAA             500         Oyster Bay  (FGIC),
                                        6.60%, 2/15/12                              533,400
Aaa         AAA             450         Oyster Bay  (FGIC),
                                        6.60%, 2/15/13                              480,060
                                                                                -----------
                                                                                $11,346,586
                                                                                -----------
                                        INSURED GENERAL OBLIGATIONS
                                        SCHOOL DISTRICT - 0.2%
Aaa         AAA         $   700         Bethlehem Central School
                                        District (AMBAC),
                                        7.10%, 11/1/08                          $   819,903
Aaa         AAA             700         Bethlehem Central School
                                        District (AMBAC),
                                        7.10%, 11/1/09                              814,716
                                                                                -----------
                                                                                $ 1,634,619
                                                                                -----------
                                        INSURED GENERAL OBLIGATIONS
                                        TERRITORY - 0.7%
Aaa         AAA         $ 4,500         Commonwealth of Puerto
                                        Rico Public Improvement
                                        Residual Interest Tax Exempt
                                        Securities (FSA), Variable,
                                        7/1/22 (1)                              $ 4,616,865
                                                                                -----------
                                        INSURED HEALTH CARE - 4.4%
Aaa         AAA         $ 1,500         New York State MCFFA,
                                        Long Term Health Care
                                        (CGIC), 6.80%, 11/1/14                  $ 1,588,695
Aaa         AAA           1,300         New York State MCFFA,
                                        New York Hospital (FHA)
                                        (AMBAC), 6.60%, 2/15/11                   1,409,226
Aaa         AAA           5,400         New York State MCFFA,
                                        New York Hospital (FHA)
                                        (AMBAC), 6.75%, 8/15/14                   5,794,146
Aaa         AAA          20,525         New York State MCFFA,
                                        Mental Health Services
                                        Facilities (MBIA),
                                        5.375%, 2/15/14                          19,280,980
                                                                                -----------
                                                                                $28,073,047
                                                                                -----------
                                        INSURED HOUSING - 0.1%
Aaa         AAA         $   500         New York City HDC,
                                        Charter Oaks (MBIA),
                                        7.375% 4/1/17                           $   524,525
                                                                                -----------
                                        INSURED MISCELLANEOUS - 0.1%
Aaa         AAA         $   500         New York City IDA,
                                        (USTA National Tennis
                                        Center Incorporated Project)
                                        (FSA), 6.375%, 11/15/14                 $   522,020
                                                                                -----------
                                        INSURED SOLID WASTE - 1.6%
Aaa         AAA         $ 1,650         Dutchess County Resource
                                        Recovery Solid Waste
                                        (FGIC), 7.50%, 1/1/09                   $ 1,814,505

--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        INSURED SOLID WASTE (CONTINUED)
Aaa         AAA           6,795         Islip Resource Recovery
                                        Agency (MBIA),
                                        6.50%, 7/1/09                             7,272,960
Aaa         AAA           1,000         Montgomery, Otesgo,
                                        Schoharie Solid Waste
                                        Management Authority
                                        (MBIA), 5.25%, 1/1/14                       936,350
                                                                                -----------
                                                                                $10,023,815
                                                                                -----------
                                        INSURED TOLL & TURNPIKE - 1.0%
Aaa         AAA         $ 3,000         Triborough Bridge &
                                        Tunnel Authority Residual
                                        Interest Securities (MBIA),
                                        Variable, 1/1/19 (1)                    $ 3,033,030
Aaa         AAA           3,000         Triborough Bridge &
                                        Tunnel Authority
                                        Residual Interest Securities
                                        (MBIA), Variable, 1/1/12 (1)              3,229,230
                                                                                -----------
                                                                                $ 6,262,260
                                                                                -----------
                                        INSURED WATER & SEWER - 0.1%
Aaa         AAA         $   275         Albany Municipal Water
                                        Financial Authority (MBIA),
                                        7.50%, 12/1/17                          $   298,944
                                                                                -----------
                                        LEASE/CERTIFICATE OF
                                        PARTICIPATION - 8.7%
Baa1        BBB         $ 1,955         Dormitory Authority,
                                        City University,
                                        5.75%, 7/1/13                           $ 1,869,000
Baa1        BBB          17,815         Dormitory Authority,
                                        City University,
                                        5.75%, 7/1/13                            17,031,318
Baa1        BBB             250         Dormitory Authority,
                                        City University,
                                        6.375%, 7/1/08                              256,618
Baa1        BBB           5,100         Dormitory Authority,
                                        City University,
                                        7.00%, 7/1/09                             5,653,044
Baa1        BBB           4,325         Dormitory Authority,
                                        City University,
                                        7.50%, 7/1/10                             4,967,133
Baa1        BBB           6,125         New York State HFA
                                        Service Contract,
                                        5.375%, 9/15/11                           5,635,000
NR          BBB           5,865         New York State Thruway
                                        Authority, 0%, 1/1/01                     4,438,046
Baa1        BBB           5,775         New York State Urban
                                        Development Corporation
                                        (UDC) Correctional Facilities,
                                        5.50%, 1/1/14                             5,342,337
Baa1        BBB           7,670         New York State UDC
                                        Correctional Facilities,
                                        5.25%, 1/1/13                             6,896,557
Baa1        BBB             500         New York State UDC,
                                        Alfred Technology,
                                        7.875%, 1/1/20                              549,070
Baa1        BBB             750         New York State UDC,
                                        Clarkson Center for
                                        Advanced Materials,
                                        7.80%, 1/1/20                               821,512
Baa1        BBB             750         New York State UDC,
                                        Clarkson Center for
                                        Advanced Materials,
                                        8.00%, 1/1/20                               839,737
Baa1        A             1,825         Syracuse - Hancock
                                        International Airport
                                        Certificates of Participation,
                                        6.625%, 1/1/12                            1,921,105
                                                                                -----------
                                                                                $56,220,477
                                                                                -----------
                                        MISCELLANEOUS - 1.6%
Aa          AA-         $   200         City of New York Municipal
                                        Assistance Corporation,
                                        7.50%, 7/1/08                           $   218,888
Aa          AA-             485         City of New York Municipal
                                        Assistance Corporation,
                                        7.625%, 7/1/08                              530,896
Aa          AA-             635         City of New York Municipal
                                        Assistance Corporation,
                                        7.625%, 7/1/08                              714,724
NR          NR            1,300         New York City IDA, (YMCA
                                        of Greater New York),
                                        8.00%, 8/1/16                             1,394,536
Aaa         AAA           7,000         VRDC-IVRC Trust, Variable
                                        Rate, 6/26/02  (1)                        7,214,340
                                                                                -----------
                                                                                $10,073,384
                                                                                -----------
                                        SOLID WASTE - 2.0%
Baa1        A-          $ 2,665         Hempstead IDA Resource
                                        Recovery, American
                                        Refunding Fuel Co.,
                                        7.40%, 12/1/10                          $ 2,782,473
Baa         NR            9,530         New York State EFC
                                        Resource Recovery,
                                        Huntington Project,
                                        7.50%, 10/1/12                           10,056,056
                                                                                -----------
                                                                                $12,838,529
                                                                                -----------
                                        SPECIAL TAX REVENUE - 12.5%
A           A           $12,160         New York State LGAC,
                                        5.00%, 4/1/21                           $10,582,240
A           A             5,000         New York State LGAC,
                                        5.00%, 4/1/21                             4,368,900
A           A             8,750         New York State LGAC,
                                        5.00%, 4/1/23                             7,526,313
A           A             4,750         New York State LGAC,
                                        5.25%, 4/1/16                             4,406,908
A           A             2,500         New York State LGAC,
                                        5.25%, 4/1/19                             2,265,400

                    NEW YORK TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        SPECIAL TAX REVENUE (CONTINUED)
A           A             4,500         New York State LGAC,
                                        5.375%, 4/1/16                            4,221,180
A           A             5,225         New York State LGAC,
                                        5.50%, 4/1/17                             4,960,040
A           A            12,420         New York State LGAC,
                                        5.50%, 4/1/18                            11,731,808
A           A            13,000         New York State LGAC,
                                        5.50%, 4/1/21                            12,140,570
NR          BBB+          2,630         New York State Municipal
                                        Bond Bank Agency,
                                        6.875%, 3/15/06                           2,866,095
Baa1        BBB           3,100         New York State Thruway
                                        Authority Contract, Local &
                                        Highway Building, 5.25%,
                                        4/1/13                                    2,800,478
Baa1        A             2,000         Puerto Rico Highway and
                                        Transportation Authority,
                                        5.50%, 7/1/15                             1,902,740
Baa1        A             2,500         Puerto Rico Highway and
                                        Transportation Authority,
                                        5.50%, 7/1/15                             2,378,425
Baa1        A             4,840         Puerto Rico Highway and
                                        Transportation Authority,
                                        6.625%, 7/1/18                            5,079,774
Baa1        BBB           3,335         Triborough Bridge &
                                        Tunnel Authority, Convention
                                        Center, 6.00%, 1/1/11                     3,318,158
                                                                               ------------
                                                                               $ 80,549,029
                                                                               ------------
                                        TRANSPORTATION - 6.2%
Baa1        BBB         $ 4,025         MTA Transit Facilities
                                        Service Contract,
                                        4.75%, 7/1/19                          $  3,261,417
Baa1        BBB           3,670         MTA Transit Facilities
                                        Service Contract,
                                        4.75%, 7/1/19                             2,973,764
Baa1        BBB           2,000         MTA Transit Facilities
                                        Service Contract,
                                        5.75%, 7/1/13                             1,928,740
Baa1        BBB             725         MTA Transit Facilities
                                        Service Contract,
                                        5.75%, 7/1/13                               699,168
NR          BBB           2,350         New York State
                                        Thruway Authority,
                                        Cross Westchester Expressway
                                        Project, 0%, 1/1/03                       1,587,566
Ba1         BB            6,500         Port Authority of New
                                        York and New Jersey,
                                        5.75%, 6/15/30                            6,254,170
Ba1         BB            2,800         Port Authority of
                                        New York and New Jersey,
                                        Delta Airlines LaGuardia
                                        Airport, 6.95%, 6/1/08                    2,969,512
A1          AA-           1,500         Port Authority of New York
                                        and New Jersey (AMT),
                                        Variable, 1/15/27 (1)                     1,553,730
Aa          A+            5,330         Triborough Bridge and
                                        Tunnel Authority (TBTA)
                                        General Purpose, 5.00%,
                                        1/1/12                                    4,869,062
Aa          A+           11,580         TBTA General Purpose,
                                        5.50%, 1/1/17                            11,048,941
Aa          A+            2,500         TBTA General Purpose,
                                        6.125%, 1/1/21                            2,583,100
                                                                               ------------
                                                                               $ 39,729,170
                                                                               ------------
                                        WATER & SEWER REVENUE - 3.8%
Aa          A           $11,050         New York State EFC, State
                                        Water Pollution Control,
                                        6.875%, 6/15/10                        $ 12,110,568
Aa          A+            4,545         New York State EFC,
                                        State Water Pollution
                                        Control, 7.20%, 3/15/11                   5,052,540
Aa          A             2,750         New York State EFC,
                                        State Water Pollution
                                        Control, 7.00%, 6/15/12                   3,053,738
Aa          A               150         New York State EFC,
                                        State Water Pollution
                                        Control, 7.50%, 6/15/12                     169,304
Baa1        A             3,750         Puerto Rico Aqueduct
                                        & Sewer Authority,
                                        7.875%, 7/1/17                            4,160,625
                                                                               ------------
                                                                               $ 24,546,775
                                                                               ------------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $610,645,613)                                                $642,348,587
                                                                               ============

(1)  The above securities have been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 23.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institutions ranged from 0.1% to 11.0% of total investments.

                       See notes to financial statements.
30

                              Tax Free Portfolios
                              Financial Statements

                                      STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------
                                               September 30, 1995
---------------------------------------------------------------------------------------------------------------------
                                                                         CALIFORNIA       FLORIDA         NEW YORK
                                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                        ------------    ------------    ------------
ASSETS:
    Investments -
      Identified cost                                                   $381,719,158    $661,202,447    $610,645,613
      Unrealized appreciation                                             24,303,093      33,808,006      31,702,974
                                                                        ------------    ------------    ------------
    Total investments, at value (Note 1A)                               $406,022,251    $695,010,453    $642,348,587
    Cash                                                                         589       5,917,921             696
    Receivable for investments sold                                           50,000          45,000      17,612,917
    Interest receivable                                                    6,743,380      15,155,609      10,635,275
    Deferred organization expenses (Note 1D)                                  14,563          21,095          14,921
                                                                        ------------    ------------    ------------
          Total assets                                                  $412,830,783    $716,150,078    $670,612,396
                                                                        ------------    ------------    ------------

LIABILITIES:
    Demand note payable (Note 5)                                        $  2,032,000    $         --    $    476,000
    Payable for investments purchased                                             --              --      16,908,493
    Payable for when-issued securities (Note 1F)                                  --       3,936,280              --
    Payable for daily variation margin on open
      financial futures contracts (Note 1E)                                  103,125              --         477,125
    Payable to affiliates -
      Trustees' fees                                                           4,638           5,150           5,150
      Custodian fee                                                            8,667           1,879           1,500
    Accrued expenses                                                          12,215           3,633           7,819
                                                                        ------------    ------------    ------------
          Total liabilities                                             $  2,160,645    $  3,946,942    $ 17,876,087
                                                                        ------------    ------------    ------------


NET ASSETS applicable to investors' interest in Portfolio               $410,670,138    $712,203,136    $652,736,309
                                                                        ============    ============    ============

SOURCES OF NET ASSETS:
    Net proceeds from capital contributions and withdrawals             $386,540,544    $678,395,130    $621,396,197
    Unrealized appreciation of investments and financial
      futures contracts (computed on the basis of identified cost)        24,129,594      33,808,006      31,340,112
                                                                        ------------    ------------    ------------

          Total                                                         $410,670,138    $712,203,136    $652,736,309
                                                                        ============    ============    ============

                       See notes to financial statements
                                                                              31

                                            STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------
                                     For the Year Ended September 30, 1995
---------------------------------------------------------------------------------------------------------------------
                                                                         CALIFORNIA        FLORIDA       NEW YORK
                                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                        ------------    ------------    ------------
INVESTMENT INCOME:
    Interest income (Note 1B)                                           $ 28,624,042    $ 47,432,310    $ 41,798,094
                                                                        ------------    ------------    ------------
    Expenses -
      Investment adviser fee (Note 2)                                   $  2,121,262    $  3,433,489    $  3,031,508
      Compensation of Trustees not members of the
          Investment Adviser's organization (Note 2)                          18,570          21,513          20,640
      Custodian fee (Note 2)                                                 187,581         231,473         221,548
      Interest expense (Note 5)                                                   --         267,593              --
      Legal and accounting services                                           42,258          37,372          37,661
      Amortization of organization expenses (Note 1D)                          5,625           8,829           6,278
      Miscellaneous                                                          120,219          36,944         193,968
                                                                        ------------    ------------    ------------
          Total expenses                                                $  2,495,515    $  4,037,213    $  3,511,603
      Deduct reduction of custodian fee (Note 2)                              47,611         220,751         220,048
                                                                        ------------    ------------    ------------
          Net expenses                                                  $  2,447,904    $  3,816,462    $  3,291,555
                                                                        ------------    ------------    ------------
            Net investment income                                       $ 26,176,138    $ 43,615,848    $ 38,506,539
                                                                        ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss -
          Investment transactions (identified cost basis)               $(19,076,355)   $(10,100,669)   $(12,293,704)
          Financial futures contracts                                     (3,974,440)    (12,765,513)     (6,983,956)
                                                                        ------------    ------------    ------------
            Net realized loss on investments                            $(23,050,795)   $(22,866,182)   $(19,277,660)
                                                                        ------------    ------------    ------------
      Change in unrealized appreciation (depreciation) -
          Investments                                                   $ 34,125,832    $ 54,420,669    $ 43,541,560
          Financial futures contracts                                       (650,309)             --        (498,006)
                                                                        ------------    ------------    ------------
            Net unrealized appreciation of investments                  $ 33,475,523    $ 54,420,669    $ 43,043,554
                                                                        ------------    ------------    ------------
                Net realized and unrealized gain on investments         $ 10,424,728    $ 31,554,487    $ 23,765,894
                                                                        ------------    ------------    ------------
                  Net increase in net assets from operations            $ 36,600,866    $ 75,170,335    $ 62,272,433
                                                                        ============    ============    ============

                       See notes to financial statements
32

                                      STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------
                                     For the Year Ended September 30, 1995
---------------------------------------------------------------------------------------------------------------------
                                                                          CALIFORNIA       FLORIDA        NEW YORK
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                        -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
    From operations -
      Net investment income                                             $  26,176,138   $  43,615,848   $  38,506,539
      Net realized loss on investments                                    (23,050,795)    (22,866,182)    (19,277,660)
      Change in unrealized appreciation of investments                     33,475,523      54,420,669      43,043,554
                                                                        -------------   -------------   -------------
          Net increase in net assets from operations                    $  36,600,866   $  75,170,335   $  62,272,433
                                                                        -------------   -------------   -------------
    Capital transactions -
      Contributions                                                     $  39,600,866   $  64,327,943   $  61,423,633
      Withdrawals                                                        (110,738,796)   (199,418,295)   (126,606,533)
                                                                        -------------   -------------   -------------
          Decrease in net assets resulting from capital transactions    $ (71,062,129)  $(135,090,352)  $ (65,182,900)
                                                                        -------------   -------------   -------------
            Total decrease in net assets                                $ (34,461,263)  $ (59,920,017)  $  (2,910,467)
NET ASSETS:
    At beginning of year                                                  445,131,401     772,123,153     655,646,776
                                                                        -------------   -------------   -------------
    At end of year                                                      $ 410,670,138   $ 712,203,136   $ 652,736,309
                                                                        =============   =============   =============




                       See notes to financial statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                                             CALIFORNIA               FLORIDA          NEW YORK
                                                                              PORTFOLIO               PORTFOLIO        PORTFOLIO
                                                              ------------------------------------- -------------   --------------
                                                                   Year Ended        Year Ended           Year Ended
                                                              September 30, 1994**  March 31, 1994*    September 30, 1994
                                                              ------------------    --------------- ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
    From operations-
      Net investment income                                         $ 13,943,369    $ 25,183,098    $  45,081,235   $ 38,006,256
      Net realized gain (loss) on investment transactions            (10,624,666)     10,976,521       (5,816,054)    (2,555,481)
      Change in unrealized depreciation of investments                  (942,071)    (34,132,327)     (84,917,438)   (67,884,728)
                                                                    ------------    ------------    -------------   ------------
          Net increase (decrease) in net assets from operations     $  2,376,632    $  2,027,292    $ (45,652,257)  $(32,433,953)
                                                                    ------------    ------------    -------------   ------------
    Capital transactions-
      Contribution                                                  $ 24,605,354    $553,867,973    $ 174,248,758   $135,102,754
      Withdrawals                                                    (49,109,598)    (88,736,272)    (128,894,901)   (95,828,619)
                                                                    ------------    ------------    -------------   ------------
          Increase (decrease) in net assets resulting from
          capital transactions                                      $(24,504,244)   $465,131,701    $  45,353,857   $ 39,274,135
                                                                    ------------    ------------    -------------   ------------
            Total increase (decrease) in net assets                 $(22,127,612)   $467,158,993    $    (298,400)  $  6,840,182
NET ASSETS:
    At beginning of year                                             467,259,013         100,020      772,421,553    648,806,594
                                                                    ------------    ------------    -------------   ------------
    At end of year                                                  $445,131,401    $467,259,013    $ 772,123,153   $655,646,776
                                                                    ============    ============    =============   ============

* For the period from the start of business, May 3, 1993 to March 31, 1994. ** For the six months ended September 30, 1994 (Note 7).


                       See notes to financial statements
34

                                                        SUPPLEMENTARY DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      CALIFORNIA PORTFOLIO                FLORIDA PORTFOLIO
                                                            -----------------------------------   ----------------------------------
                                                                         YEAR ENDED                           YEAR ENDED
                                                            -----------------------------------   ----------------------------------
                                                                SEPTEMBER 30,        MARCH 31                SEPTEMBER 30,
                                                            ---------------------   -----------   ----------------------------------
                                                               1995      1994***      1994**         1995       1994       1993*
                                                            ----------  ---------   -----------   ----------  ---------   ----------
RATIOS (As a percentage of average daily net assets):
    Expenses                                                    0.59%       0.57%+      0.55%+        0.55%       0.48%       0.47%+
    Net investment income                                       6.22%       6.09%+      5.72%+        5.94%       5.65%       5.53%+
Net assets, end of year (000 omitted)                       $410,763    $445,131    $467,259      $712,203    $772,123    $772,422

PORTFOLIO TURNOVER                                                58%         40%         91%           61%         57%         55%

                                                                                                      NEW YORK PORTFOLIO
                                                                                            --------------------------------------
                                                                                                   YEAR ENDED SEPTEMBER 30,
                                                                                            --------------------------------------
                                                                                               1995        1994           1993*
                                                                                            ----------  ---------       ----------
RATIOS (As a percentage of average daily net assets):
    Expenses                                                                                    0.54%       0.48%           0.48%+
    Net investment income                                                                       5.97%       5.70%           5.64%+
Net assets, end of year (000 omitted)                                                       $652,736    $655,647        $648,807

PORTFOLIO TURNOVER                                                                                55%         47%             37%

+      Annualized.
*      For the period from the start of business, February 1, 1993, to September 30, 1993.
**     For the period from the start of business, May 3, 1993 to March 31, 1994.
***    For the six months ended September 30, 1994 (Note 7).


                       See notes to financial statements
                                                                              35

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
California Tax Free Portfolio ("California Portfolio") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Florida Tax Free Portfolio ("Florida Portfolio") and New York Tax Free Portfolio ("New York Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolios' investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by the Portfolios in connection with their organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS - Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolios ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

G. OTHER - Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

For the year ended September 30, 1995 each portfolio paid advisory fees as follows:
    PORTFOLIO          AMOUNT        EFFECTIVE RATE*
    ---------         --------      ----------------
    California         $2,121,262        0.50%
    Florida             3,433,489        0.47%
    New York            3,031,508        0.47%

* Advisory fees paid as a percentage of average daily net assets.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All siginificant credit balances are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------

(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended September 30, 1995, were as follows:
                            CALIFORNIA PORTFOLIO     FLORIDA PORTFOLIO    NEW YORK PORTFOLIO
                            --------------------     -----------------    ------------------
Purchases                       $240,733,525            $442,070,821         $355,016,997
Sales                            289,176,459             538,413,651          397,804,899

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at September 30, 1995, as computed on a federal income tax basis, are as follows:
                                    CALIFORNIA PORTFOLIO     FLORIDA PORTFOLIO    NEW YORK PORTFOLIO
                                    --------------------     -----------------    ------------------
Aggregate Cost                          $381,719,158            $661,202,447         $610,645,613
                                        ============            ============         ============
Gross unrealized appreciation           $ 24,714,474            $ 37,104,327         $ 34,539,991
Gross unrealized depreciation                411,381               3,296,321            2,837,017
                                        ------------            ------------         ------------
    Net unrealized appreciation         $ 24,303,093            $ 33,808,006         $ 31,702,974
                                        ============            ============         ============

--------------------------------------------------------------------------------
(5) LINE OF CREDIT

The Portfolios participate with other Portfolios and Funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle transactions. Interest is charged to each Portfolio or Fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. At September 30, 1995, the California Portfolio and New
York Portfolio had loan balances outstanding pursuant to this line of credit of $2,032,000 and $476,000, respectively.

For the year ended September 30, 1995, the Florida Portfolio had an average daily balance outstanding pursuant to this line of credit of $9,287,587, at an average interest rate of 7.28%. The Florida Portfolio had a maximum outstanding month-end balance during the year ended September 30, 1995 of $26,664,000. The California and New York Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 1995.
--------------------------------------------------------------------------------

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 1995 is as follows:

                     FUTURES CONTRACTS                                                                    NET UNREALIZED
PORTFOLIO             EXPIRATION DATE                CONTRACTS                     POSITION                DEPRECIATION
-----                -----------------               ---------                     --------               --------------
California                12/95                 75 U.S. Treasury Bonds              Short                     $173,499
New York                  12/95                347 U.S. Treasury Bonds              Short                      362,862

At September 30, 1995 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts. The Florida Portfolio did not have any open obligations under these financial instruments at
September 30, 1995.
--------------------------------------------------------------------------------

(7) CHANGE IN FISCAL YEAR
The California Portfolio changed its fiscal year end from March 31 to September 30, effective September 30, 1994.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


To the Trustees and Investors of:
California Tax Free Portfolio
Florida Tax Free Portfolio
New York Tax Free Portfolio

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Tax Free Portfolio, Florida Tax Free Portfolio and New York Tax Free Portfolio as of September 30, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1995 and 1994, and for the California Tax Free Portfolio, the year ended March 31, 1994 and the supplementary data for each of the years in the three-year period ended September 30, 1995. These financial statements and supplementary data are the responsibility of each Trust's management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedure included confirmation of securities owned at September 30, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of California Tax Free Portfolio, Florida Tax Free Portfolio and New York Tax Free Portfolio at September 30, 1995, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.



                                                           DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
OCTOBER 27, 1995

INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
FUNDS      OFFICERS                             INDEPENDENT TRUSTEES

           THOMAS J. FETTER                     DONALD R. DWIGHT
           President                            President, Dwight Partners, Inc.
                                                Chairman, Newspaper of New England, Inc.
           JAMES B. HAWKES
           Vice President, Trustee              SAMUEL L. HAYES, III
                                                Jacob H. Schiff Professor of Investment
           ROBERT B. MACINTOSH                  Banking, Harvard University Graduate
           Vice President                       School of Business Administration

           JAMES L. O'CONNOR                    NORTON H. REAMER
           Treasurer                            President and Director, United Asset
                                                Management Corporation
           THOMAS OTIS
           Secretary                            JOHN L. THORNDIKE
                                                Director, Fiduciary Company Incorporated

                                                JACK L. TREYNOR
                                                Investment Adviser and Consultant



--------------------------------------------------------------------------------

PORTFOLIOS OFFICERS                             INDEPENDENT TRUSTEES

           THOMAS J. FETTER                     DONALD R. DWIGHT
           President and Portfolio Manager of   President, Dwight Partners, Inc.
           Florida Tax Free Portfolio           Chairman, Newspaper of New England, Inc.

           JAMES B. HAWKES                      SAMUEL L. HAYES, III
           Vice President, Trustee              Jacob H. Schiff Professor of Investment
                                                Banking, Harvard University Graduate
           ROBERT B. MACINTOSH                  School of Business Administration
           Vice President and Portfolio Manager
           of California Tax Free Portfolio     NORTON H. REAMER
                                                President and Director, United Asset
           NICOLE ANDERES                       Management Corporation
           Vice President and Portfolio Manager
           of New York Tax Free Portfolio       JOHN L. THORNDIKE
                                                Director, Fiduciary Company Incorporated
           JAMES L. O'CONNOR
           Treasurer                            JACK L. TREYNOR
                                                Investment Adviser and Consultant
           THOMAS OTIS
           Secretary



INVESTMENT ADVISER OF STATE TAX FREE PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL STATE TAX FREE FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                     (THIS SPACE INTENTIONALLY LEFT BLANK.)

                     (THIS SPACE INTENTIONALLY LEFT BLANK.)

  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


                          EATON VANCE MUNICIPALS TRUST
                               24 FEDERAL STREET
                                BOSTON, MA 02110

                                                                          T-CSRC